                              [EUREKA FUNDS LOGO]




                               Semi-Annual Report
                                 March 31, 2001

                        -------------------------------

                                  EQUITY FUND

                        -------------------------------

                          GLOBAL ASSET ALLOCATION FUND

                        -------------------------------

                           INVESTMENT GRADE BOND FUND

                        -------------------------------

                            PRIME MONEY MARKET FUND

                        -------------------------------

                         U.S. TREASURY OBLIGATIONS FUND

                        -------------------------------

                               Table of Contents

                       Schedules of Portfolio Investments
                                       3

                      Statements of Assets and Liabilities
                                       41

                            Statements of Operations
                                       43

                      Statements of Changes in Net Assets
                                       45

                       Notes to the Financial Statements
                                       50

                              Financial Highlights
                                       55

MUTUAL FUNDS
- Are not FDIC insured
- Are not deposits or obligations of, or guaranteed by, Sanwa Bank California, any of its affiliates or any other financial institution
- Are subject to investment risks, including possible loss of principal

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
EQUITY FUND                                                       MARCH 31, 2001

(Unaudited)

                                         MARKET
   SECURITY DESCRIPTION     SHARES       VALUE
--------------------------------------------------
COMMON STOCKS (99.4%)

AEROSPACE & MILITARY TECHNOLOGY (1.6%)
Boeing Co.                   18,000   $  1,002,780
Lockheed Martin Corp.         3,800        135,470
Northrop Grumman Corp.        5,200        452,400
United Technologies Corp.     9,300        681,690
                                      ------------
                                         2,272,340
                                      ------------
AUTOMOTIVE (1.1%)
Delphi Automotive Systems    27,000        382,590
Ford Motor Co.               28,100        790,172
General Motors Corp.          3,735        193,660
Harley-Davidson, Inc.         1,900         72,105
Navistar International
  Corp.*                      2,800         63,840
                                      ------------
                                         1,502,367
                                      ------------
BEVERAGES & TOBACCO (3.8%)
Anheuser-Busch Companies
  Inc.                        7,200        330,696
Brown-Forman Corp., Class
  B                           2,700        167,265
Coca-Cola Co.                37,495      1,693,274
Coors (Adolph) Co., Class
  B                           2,887        188,925
PepsiCo, Inc.                29,000      1,274,550
Philip Morris Companies,
  Inc.                       36,018      1,709,055
                                      ------------
                                         5,363,765
                                      ------------
BUSINESS SERVICES (1.9%)
Automatic Data Processing
  Inc.                       21,800      1,185,484
Ecolab, Inc.                  9,200        390,264
Electronic Data Systems
  Corp.                       7,200        402,192
First Data Corp.              6,900        411,999
Fluor Corp.                   6,700        298,150
Symbol Technologies, Inc.     1,000         34,900
                                      ------------
                                         2,722,989
                                      ------------
CHEMICALS (1.1%)
Dow Chemical Co.              7,294        230,272
Du Pont (E.I.) De Nemours    17,400        708,179
Eastman Chemical Co.          5,874        289,118
Sigma-Aldrich Corp.           7,900        378,213
                                      ------------
                                         1,605,782
                                      ------------

                                         MARKET
   SECURITY DESCRIPTION     SHARES       VALUE
--------------------------------------------------
COMPUTER HARDWARE (7.4%)
Applied Materials, Inc.*      3,446   $    149,901
Cisco Systems, Inc.*         79,324      1,254,311
Compaq Computer Corp.        14,547        264,755
Dell Computer Corp.*         10,700        274,856
EMC Corp.*                   21,030        618,282
Gateway, Inc.*               33,300        559,773
Hewlett-Packard Co.          25,900        809,893
IBM Corp.                    24,316      2,338,713
Intel Corp.                  97,574      2,567,416
Lexmark International,
  Inc.*                       2,900        132,008
Seagate Technology, Inc.
  Escrow Shares*             13,223              0
Sun Microsystems, Inc.*      31,300        481,081
Texas Instruments, Inc.      27,684        857,650
                                      ------------
                                        10,308,639
                                      ------------
COMPUTER SOFTWARE & PERIPHERALS (5.1%)
BMC Software, Inc.*          14,700        316,050
Cabletron Systems*           47,892        617,807
Ceridian Corp.*               8,940        165,390
Citrix Systems, Inc.*        18,200        384,475
Computer Associates
  International, Inc.         2,300         62,560
Computer Sciences Corp.*      1,100         35,585
Compuware Corp.*             15,100        147,225
Intuit, Inc.*                 7,400        205,350
Mercury Interactive Corp.*    4,400        184,250
Microsoft, Inc.*             61,644      3,371,156
Oracle Corp.*                80,860      1,211,283
Siebel Systems, Inc.*         3,400         92,480
Teradyne, Inc.*               2,700         89,100
VERITAS Software Corp.*       5,500        254,320
                                      ------------
                                         7,137,031
                                      ------------
CONSUMER GOODS & SERVICES (2.9%)
Alberto-Culver Co., Class
  B                             200          7,932
Black & Decker Corp.          4,500        165,375
Clorox Co.                    3,625        114,006
Colgate-Palmolive Co.        12,873        711,362
Eastman Kodak Co.             6,400        255,296
Fortune Brands, Inc.          4,400        151,360

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 2001

(Unaudited)

                                         MARKET
   SECURITY DESCRIPTION     SHARES       VALUE
--------------------------------------------------
Gillette Co.                 16,200   $    504,954
Kimberly-Clark Corp.          4,500        305,235
Minnesota Mining and
  Manufacturing Co.           5,400        561,060
Proctor & Gamble Co.         18,500      1,158,100
Sabre Holdings Corp.*         1,300         60,021
Sherwin-Williams Co.          2,200         56,056
                                      ------------
                                         4,050,757
                                      ------------
ELECTRIC UTILITY (1.9%)
AES Corp.*                    7,100        354,716
Dominion Resources, Inc.      9,500        612,465
DTE Energy Co.               10,700        425,860
Niagara Mohawk Holdings
  Inc.*                      39,901        674,327
Reliant Energy, Inc.         10,645        481,686
TXU Corp.                     1,400         57,848
                                      ------------
                                         2,606,902
                                      ------------
ELECTRICAL & ELECTRONIC (6.5%)
Advanced Micro Devices,
  Inc.*                      19,500        517,530
Agilent Technologies,
  Inc.*                       9,600        295,008
Analog Devices, Inc.*           370         13,409
Applied Micro Circuits
  Corp.*                     15,600        257,400
Broadcom Corp., Class A*      7,900        228,310
General Electric Co.        152,213      6,371,635
LSI Logic Corp.*              4,000         62,920
Maxim Integrated Products
  Inc.*                       2,200         91,498
Micron Technology, Inc.*      1,000         41,530
Molex, Inc.                   3,400        119,956
Palm, Inc.*                  57,900        486,722
Progress Energy,
  Inc. - CVO*                 9,000              0
QLogic Corp.*                10,500        236,250
Solectron Corp.*              1,700         32,317
Vitesse Semiconductor
  Corp.*                      3,800         90,488
Xilinx, Inc.*                 6,300        221,288
                                      ------------
                                         9,066,261
                                      ------------
ENVIRONMENTAL SERVICES (0.1%)
Waste Management, Inc.        3,905         96,454
                                      ------------

                                         MARKET
   SECURITY DESCRIPTION     SHARES       VALUE
--------------------------------------------------
FINANCE & BANKING (13.4%)
American Express Co.         30,700   $  1,267,910
AmSouth Bancorporation       25,000        420,250
Bank of America Corp.        23,300      1,275,675
Bank of New York Company
  Inc.                        5,200        256,048
Bank One Corp.               11,800        426,924
Charles Schwab Corp.         34,500        531,990
Citigroup, Inc.              70,599      3,175,542
Fannie Mae                   15,387      1,224,805
Fifth Third Bancorp          13,050        697,359
First Union Corp.            28,800        950,400
FleetBoston Financial
  Corp.                       4,596        173,499
Freddie Mac                   8,060        522,530
Household International,
  Inc.                        4,752        281,508
J.P. Morgan Chase & Co.      34,404      1,544,739
KeyCorp                      15,700        405,060
Lehman Brothers Holdings
  Inc.                        5,000        313,500
MBNA Corp.                   13,107        433,842
Mellon Financial Corp.       12,400        502,448
Merrill Lynch & Co.           7,100        393,340
Morgan Stanley Dean Witter
  & Co.                      14,375        769,063
National City Corp.          17,200        460,100
Northern Trust Corp.          3,000        187,500
Old Kent Financial Corp.     10,100        383,800
Providian Financial Corp.     2,700        132,435
State Street Corp.            2,000        186,800
Stilwell Financial, Inc.      4,004        107,387
T. Rowe Price Group, Inc.     2,600         81,413
U.S. Bancorp                 21,900        508,080
Wachovia Corp.                  411         24,763
Washington Mutual, Inc.      12,900        706,275
Wells Fargo & Co.            11,900        588,693
                                      ------------
                                        18,933,678
                                      ------------
FOOD PRODUCTS & SERVICES (2.1%)
Campbell Soup Co.            15,600        465,972
General Mills, Inc.          12,800        550,528
Kellogg Co.                   2,118         57,250
Kroger Co.*                   2,400         61,896

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 4

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 2001

(Unaudited)

                                         MARKET
   SECURITY DESCRIPTION     SHARES       VALUE
--------------------------------------------------
McDonald's Corp.             25,100   $    666,405
Safeway, Inc.*                8,700        479,805
Sara Lee Corp.               17,100        369,018
SYSCO Corp.                  12,800        339,328
                                      ------------
                                         2,990,202
                                      ------------
HEALTH CARE (0.6%)
Aetna, Inc. - WI*             1,800         64,656
HCA-The Healthcare Company    4,200        169,134
Humana, Inc.*                29,600        310,208
UnitedHealth Group, Inc.      3,500        207,410
Wellpoint Health Networks
  Inc.*                         600         57,186
                                      ------------
                                           808,594
                                      ------------
HOTELS & LODGING (0.2%)
Marriott International,
  Class A                     4,800        197,664
Starwood Hotels & Resorts
  Worldwide, Inc.             1,200         40,812
                                      ------------
                                           238,476
                                      ------------
INDUSTRIAL GOODS & SERVICES (0.8%)
Deere & Co.                   9,900        359,766
Jabil Circuit, Inc.*          8,700        188,094
Johnson Controls, Inc.        1,400         87,444
Nucor Corp.                     900         36,063
Rockwell International
  Corp.                       2,700         98,145
Timken Co.                    3,300         51,645
W.W. Grainger, Inc.           9,740        329,699
                                      ------------
                                         1,150,856
                                      ------------
INSURANCE (4.2%)
AFLAC, Inc.                  19,360        533,174
Allstate Corp.               17,846        748,461
American General Corp.        1,670         63,878
American International
  Group Inc.                 35,800      2,881,900
Aon Corp.                     6,300        223,650
Chubb Corp.                     300         21,732
Cigna Corp.                     584         62,698
Cincinnati Financial Corp.    5,600        212,450
Conseco, Inc.*               25,800        415,380

                                         MARKET
   SECURITY DESCRIPTION     SHARES       VALUE
--------------------------------------------------
Marsh & McLennan              4,000   $    380,120
  Companies, Inc.
MGIC Investment Corp.           500         34,210
Progressive Corp.             2,900        281,445
                                      ------------
                                         5,859,098
                                      ------------
INTERNET SERVICES (0.5%)
Network Appliance, Inc.*     21,900        368,194
Yahoo!, Inc.*                16,900        266,175
                                      ------------
                                           634,369
                                      ------------
MACHINERY & EQUIPMENT (0.3%)
Dover Corp.                   1,400         50,176
McDermott International,
  Inc.*                      12,500        158,125
Thermo Electron Corp.*        7,000        157,360
                                      ------------
                                           365,661
                                      ------------
MANUFACTURING (1.8%)
Honeywell International,
  Inc.                        2,100         85,680
Illinois Tool Works, Inc.     6,300        358,092
Linear Technology Corp.       1,700         69,806
Power-One, Inc.*             22,700        328,923
Pulte Corp.                   3,100        125,271
Tyco International, Ltd.     35,421      1,531,250
                                      ------------
                                         2,499,022
                                      ------------
MEDICAL EQUIPMENT & SUPPLIES (3.5%)
Amgen, Inc.*                 18,300      1,101,431
Applera Corp.-Applied
  Biosystems Group            7,545        209,374
Bausch & Lomb, Inc.           2,300        105,018
Baxter International, Inc.    3,100        291,834
Biomet, Inc.                 13,100        516,017
Guidant Corp.*                7,100        319,429
Johnson & Johnson            16,343      1,429,522
Medtronic, Inc.              10,700        489,418
PerkinElmer, Inc.             1,500         78,675
Stryker Corp.                 6,500        339,625
                                      ------------
                                         4,880,343
                                      ------------
METALS & MINING (0.5%)
Alcan, Inc.                   2,100         75,600
Alcoa, Inc.                  15,200        546,440

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 2001

(Unaudited)

                                         MARKET
   SECURITY DESCRIPTION     SHARES       VALUE
--------------------------------------------------
Barrick Gold Corp.            2,300   $     32,867
Freeport-McMoRan Copper
  & Gold, Inc., Class B*      8,400        109,620
Placer Dome, Inc.               600          5,190
                                      ------------
                                           769,717
                                      ------------
MULTIMEDIA (4.0%)
AOL Time Warner, Inc.*       45,382      1,822,087
Comcast Corp., Special
  Class A*                   21,700        910,044
Gannett, Inc.                 1,000         59,720
McGraw-Hill Companies,
  Inc.                        5,200        310,180
Viacom, Inc., Class B*       32,177      1,414,823
Walt Disney Co.              35,900      1,026,740
                                      ------------
                                         5,543,594
                                      ------------
OIL & GAS (7.3%)
Ashland, Inc.                 5,500        211,200
Baker Hughes, Inc.              600         21,786
Chevron Corp.                10,300        904,340
El Paso Corp.                   984         64,255
Exxon Mobil Corp.            47,660      3,860,460
Halliburton Co.              10,300        378,525
Kinder Morgan, Inc.           6,800        361,760
Nabors Industries, Inc.*        600         31,104
NICOR, Inc.                   1,400         52,178
Phillips Petroleum Co.        6,200        341,310
Royal Dutch Petroleum NY
  Shares                     32,900      1,823,976
Schlumberger, Ltd.           10,200        587,622
Sunoco, Inc.                  5,300        171,879
Texaco, Inc.                 14,648        972,627
Transocean Sedco Forex,
  Inc.                        2,800        121,380
Williams Companies, Inc.      8,500        364,225
                                      ------------
                                        10,268,627
                                      ------------
PAPER PRODUCTS (0.6%)
International Paper Co.      10,300        371,624
Westvaco Corp.               17,200        416,756
                                      ------------
                                           788,380
                                      ------------

                                         MARKET
   SECURITY DESCRIPTION     SHARES       VALUE
--------------------------------------------------
PHARMACEUTICALS (9.2%)
Abbott Laboratories          15,100   $    712,569
American Home Products
  Corp.                      10,900        640,375
Biogen, Inc.*                 3,400        215,263
Bristol-Myers Squibb Co.     25,200      1,496,880
Cardinal Health, Inc.         6,300        609,525
Chiron Corp.*                 7,000        307,125
Eli Lilly & Co.              14,172      1,086,426
King Pharmaceuticals,
  Inc.*                       8,800        358,600
MedImmune, Inc.*              9,200        330,050
Merck & Company, Inc.        33,100      2,512,290
Pfizer, Inc.                 86,254      3,532,100
Pharmacia Corp.              12,097        609,326
Schering-Plough Corp.        14,794        540,425
                                      ------------
                                        12,950,954
                                      ------------
PRINTING & PUBLISHING (0.3%)
Dow Jones & Company, Inc.     1,500         78,525
Harcourt General, Inc.        5,100        283,917
                                      ------------
                                           362,442
                                      ------------
RETAIL (6.0%)
Albertson's, Inc.             3,500        111,370
Best Buy Company, Inc.*       7,900        284,084
Circuit City
  Stores-Circuit City
  Group                      39,100        414,460
Costco Wholesale Corp.*       2,900        113,825
Gap, Inc.                     4,525        107,333
Home Depot, Inc.             35,050      1,510,655
Kohl's Corp.*                 6,100        376,309
Limited, Inc.                10,600        166,632
Nordstrom, Inc.               5,300         86,284
RadioShack Corp.              1,500         55,035
Sears, Roebuck and Co.       12,600        444,402
Starbucks Corp.*              4,100        173,994
Target Corp.                  6,600        238,128
TJX Companies, Inc.           2,700         86,400
V.F. Corp.                    2,400         84,000
Wal-Mart Stores, Inc.        66,268      3,346,534

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 6

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
EQUITY FUND                                                       MARCH 31, 2001

(Unaudited)

                                         MARKET
   SECURITY DESCRIPTION     SHARES       VALUE
--------------------------------------------------
Walgreen Co.                 13,500   $    550,800
Winn-Dixie Stores, Inc.       8,200        232,634
                                      ------------
                                         8,382,879
                                      ------------
TELECOMMUNICATIONS (6.9%)
ADC Telecommunications
  Inc.*                       6,808         57,868
ALLTEL Corp.                 12,900        676,734
AT&T Corp.                   71,380      1,520,394
BellSouth Corp.              13,900        568,788
Citizens Communications
  Co.*                        8,100        102,465
Motorola, Inc.               24,840        354,218
Nortel Networks Corp.        45,249        635,748
Qwest Communications
  International, Inc.        30,247      1,060,157
SBC Communications, Inc.     46,127      2,058,649
Sprint Corp.                 18,757        412,466
Sprint Corp. (PCS Group)*     5,324        101,156
Verizon Communications       29,602      1,459,379
WorldCom, Inc.*              35,979        672,358
                                      ------------
                                         9,680,380
                                      ------------
TELECOMMUNICATIONS EQUIPMENT (1.2%)
Andrew Corp.*                 6,100         87,688
Comverse Technology, Inc.*    1,200         70,668
Corning, Inc.                 6,600        136,554
JDS Uniphase Corp.*          10,100        186,219
Qualcomm, Inc.*              14,799        837,993
Scientific-Atlanta, Inc.      9,900        411,741
                                      ------------
                                         1,730,863
                                      ------------
TRANSPORTATION & SHIPPING (0.7%)
AMR Corp.*                    1,400         49,168
Burlington Northern Santa
  Fe Corp.                    1,500         45,570
Delta Air Lines, Inc.         9,039        357,040
FedEx Corp.*                  1,700         70,856
Norfolk Southern Corp.       18,894        316,286
Southwest Airlines Co.        4,350         77,213
                                      ------------
                                           916,133
                                      ------------

                                         MARKET
   SECURITY DESCRIPTION     SHARES       VALUE
--------------------------------------------------
UTILITIES (1.9%)
Dynegy, Inc.                 13,900   $    709,039
Enron Corp.                  18,800      1,092,281
Exelon Corp.                  2,200        144,320
NiSource, Inc.                8,062        250,889
NiSource, Inc. - Sails*       9,098         25,110
Progress Energy, Inc.        11,478        494,357
                                      ------------
                                         2,715,996
--------------------------------------------------
TOTAL COMMON STOCKS (COST
  $139,238,861)                        139,203,551
--------------------------------------------------
MONEY MARKET FUND (0.6%)

Eureka Prime Money Market
  Fund -- Trust Class       868,612        868,612
--------------------------------------------------
TOTAL INVESTMENTS
  (COST $140,107,473) (a) -- 100.0%    140,072,163
--------------------------------------------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- 0.0%                     (4,323)
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%       $140,067,840
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $140,067,840.

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation          $ 20,451,621
Unrealized depreciation           (20,486,930)
                                 ------------
Net unrealized depreciation      $    (35,309)
                                 ============

 * Represents non-income producing securities.

CVO Contingent Value Obligation.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
COMMON STOCKS (65.8%)
AUSTRALIA (0.9%)
BUILDING PRODUCTS (0.0%)
CSR, Ltd.                      3,300   $     8,395
                                       -----------
CONSUMER GOODS & SERVICES (0.1%)
Brambles Industries,
  Ltd.                         3,600        77,096
Coca Cola Amatil, Ltd.         5,100        11,704
Woolworths, Ltd.               7,000        28,369
                                       -----------
                                           117,169
                                       -----------
DIVERSIFIED (0.1%)
Broken Hill Proprietary
  Company, Ltd.                7,100        67,948
                                       -----------
ENERGY (0.1%)
Australian Gas & Light
  Co.                          1,800         9,351
Santos, Ltd.                   2,700         8,859
Woodside Petroleum, Ltd.       6,100        40,507
                                       -----------
                                            58,717
                                       -----------
FINANCE & BANKING (0.4%)
Australia & New Zealand
  Banking Group, Ltd.          8,100        54,500
Commonwealth Bank of
  Australia                    5,400        75,409
Lend Lease Corporation,
  Ltd.                         4,200        25,737
National Australia Bank,
  Ltd.                         6,800        94,959
Westfield Holdings, Ltd.       2,000        12,353
Westpac Banking Corp.          7,200        44,472
                                       -----------
                                           307,430
                                       -----------
INDUSTRIAL (0.0%)
Orica, Ltd.                    8,100        19,577
Pacific Dunlop, Ltd.          10,600         6,521
                                       -----------
                                            26,098
                                       -----------
INSURANCE (0.0%)
AMP, Ltd.                      4,300        42,138
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
MANUFACTURING (0.0%)
OneSteel, Ltd.                 1,775   $       752
                                       -----------
MEDIA (0.1%)
News Corporation, Ltd.        13,600       103,127
Publishing &
  Broadcasting                 3,100        14,758
                                       -----------
                                           117,885
                                       -----------
METALS & MINING (0.1%)
Rio Tinto, Ltd.                3,600        57,040
WMC, Ltd.                      4,200        16,467
                                       -----------
                                            73,507
                                       -----------
PHARMACEUTICALS (0.0%)
CSL, Ltd.                      1,600        27,968
                                       -----------
RETAIL (0.0%)
Coles Myer, Ltd.               3,000         9,258
                                       -----------
TELECOMMUNICATIONS (0.0%)
Cable & Wireless Optus
  Ltd.*                        2,400         4,266
                                       -----------
                                           861,531
                                       -----------
AUSTRIA (0.1%)
BEVERAGES (0.0%)
BBAG Oesterreichische
  Brau-Beteiligungs AG           200         7,532
                                       -----------
ENERGY (0.0%)
EVN-AG                           300         8,752
Oesterreichische
  Elektrizitaetswirtschafts
  AG, Class A                    190        20,895
                                       -----------
                                            29,647
                                       -----------
ENGINEERING (0.0%)
VA Technologie AG                110         4,128
                                       -----------
INDUSTRIAL GOODS & SERVICES (0.1%)
Boehler-Uddeholm AG              700        25,941
Lenzing AG                       200        15,202
                                       -----------
                                            41,143
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 8

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
TOBACCO (0.0%)
Austria Tabakwerke AG            200   $    12,074
                                       -----------
                                            94,524
                                       -----------
BELGIUM (0.4%)
CHEMICALS (0.0%)
Solvay SA                        600        30,844
                                       -----------
ENERGY (0.2%)
Electrabel SA                    280        60,645
                                       -----------
FINANCE & BANKING (0.2%)
Dexia-Belgium                    156        23,045
Dexia-Strip*                     256             5
Group Bruxelles Lambert
  SA                             270        72,776
KBC Bancassurance
  Holding                        700        27,395
                                       -----------
                                           123,221
                                       -----------
INDUSTRIAL GOODS & SERVICES (0.0%)
Bekaert NV                       300        11,282
Glaverbel SA                     200        17,504
                                       -----------
                                            28,786
                                       -----------
INSURANCE (0.0%)
Fortis AG, Class B             1,800        47,340
                                       -----------
METALS & MINING (0.0%)
Union Miniere SA                 400        15,449
                                       -----------
OIL & GAS (0.0%)
Total Fina SA-Strip              180             2
                                       -----------
PHARMACEUTICALS (0.0%)
UCB SA                           300         9,744
                                       -----------
RETAIL (0.0%)
Colruyt NV                       200         7,974
Delhaize Le Lion SA              500        26,344
SA D'Ieteren NV                   30         5,622
                                       -----------
                                            39,940
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
TRANSPORTATION & SHIPPING (0.0%)
Compagnie Maritime Belge
  SA                             500   $    33,814
                                       -----------
                                           389,785
                                       -----------
CANADA (1.4%)
AUTOMOTIVE (0.0%)
Magna International,
  Inc. Class A                   400        18,438
                                       -----------
CHEMICALS (0.0%)
Potash Corp. of
  Saskatchewan                   300        17,496
                                       -----------
COMPUTER SOFTWARE & PERIPHERALS (0.0%)
ATI Technologies, Inc.*        1,200         5,182
Cognos, Inc.*                    200         3,255
                                       -----------
                                             8,437
                                       -----------
DIVERSIFIED (0.1%)
Bombardier, Inc., Class
  B                            4,000        55,380
Power Corp. of Canada          1,000        23,085
                                       -----------
                                            78,465
                                       -----------
ELECTRICAL & ELECTRONIC (0.0%)
Celestica, Inc.*                 800        21,913
                                       -----------
ENERGY (0.0%)
Ballard Power Systems,
  Inc.*                          300        11,965
                                       -----------
FINANCE & BANKING (0.4%)
Bank of Montreal               1,800        45,200
Bank of Nova Scotia            2,200        56,446
Canadian Imperial Bank
  of Commerce                  1,700        53,766
National Bank of Canada        2,200        38,870
Power Financial Corp.            400         8,663
Royal Bank of Canada           2,000        59,927
Toronto-Dominion Bank          1,500        37,629
                                       -----------
                                           300,501
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
FOOD PRODUCTS & SERVICES (0.1%)
Loblaw Companies, Ltd.           100   $     3,137
Weston (George), Ltd.            900        50,585
                                       -----------
                                            53,722
                                       -----------
HOTELS & LODGING (0.0%)
Four Seasons Hotels,
  Inc.                           200         9,923
                                       -----------
INDUSTRIAL (0.1%)
Canadian Pacific, Ltd.         1,800        65,560
                                       -----------
INSURANCE (0.0%)
Manulife Financial Corp.       1,800        47,498
                                       -----------
METALS & MINING (0.1%)
Alcan, Inc.                    1,500        53,871
Barrick Gold Corp.             1,600        22,619
Noranda, Inc.                  1,300        13,086
                                       -----------
                                            89,576
                                       -----------
MULTIMEDIA (0.0%)
Shaw Communications,
  Inc. Class B                 1,100        21,202
                                       -----------
OIL & GAS (0.3%)
Alberta Energy Company
  Ltd.                           500        22,196
Anderson Exploration,
  Ltd.*                          400         9,069
Canadian Natural
  Resources Ltd.*                800        23,193
Imperial Oil, Ltd.             1,300        31,745
Nexen, Inc.                    1,100        23,682
PanCanadian Petroleum,
  Ltd.                           200         5,525
Petro-Canada                   2,400        54,018
Talisman Energy, Inc.            900        32,637
Westcoast Energy, Inc.         1,500        34,866
                                       -----------
                                           236,931
                                       -----------
PAPER PRODUCTS (0.0%)
Abitibi-Consolidated,
  Inc.                         1,384        10,820
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
PHARMACEUTICALS (0.0%)
Biochem Pharmaecutical
  Inc.*                          400   $    12,041
Biovail Corp.*                   200         7,367
QLT, Inc.*                       200         4,052
                                       -----------
                                            23,460
                                       -----------
PRINTING & PUBLISHING (0.1%)
Thomson Corp.                  2,400        80,098
                                       -----------
REAL ESTATE (0.0%)
Trizec Hahn Corp.                900        13,661
                                       -----------
RETAIL (0.0%)
Sears Canada, Inc.               700         8,891
                                       -----------
TELECOMMUNICATIONS (0.2%)
BCE, Inc.                      3,200        72,025
Nortel Networks Corp.          7,628       107,741
Rogers Communications
  Inc., Class B                1,300        19,319
TELUS Corp.                      500         9,907
                                       -----------
                                           208,992
                                       -----------
TRANSPORTATION & SHIPPING (0.0%)
Canadian National
  Railway Co.                  1,100        41,524
                                       -----------
                                         1,369,073
                                       -----------
DENMARK (0.3%)
BEVERAGES (0.0%)
Carlsberg A/S, Class B           200         9,113
                                       -----------
COMMERCIAL SERVICES (0.0%)
ISS A/S                          100         5,444
                                       -----------
CONSUMER GOODS & SERVICES (0.0%)
Group 4 Falck A/S                110        11,587
                                       -----------
ENERGY (0.0%)
Vestas Wind Systems A/S          500        21,304
                                       -----------
FINANCE & BANKING (0.0%)
Danske Bank A/S                1,000        15,860
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 10

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
FOOD PRODUCTS & SERVICES (0.0%)
Danisco A/S                      136   $     4,024
                                       -----------
INDUSTRIAL GOODS & SERVICES (0.0%)
NKT Holding A/S                   30         4,527
                                       -----------
MEDICAL EQUIPMENT & SUPPLIES (0.0%)
William Demant Holding
  A/S                            400        13,137
                                       -----------
PHARMACEUTICALS (0.1%)
Novo Nordisk A/S, Class
  B                              356        72,472
Novozymes A/S, Class B           156         3,194
                                       -----------
                                            75,666
                                       -----------
TELECOMMUNICATIONS (0.0%)
Tele Danmark A/S                 860        30,179
                                       -----------
TRANSPORTATION & SHIPPING (0.2%)
D/S 1912, Class B                  5        42,312
D/S Svendborg, Class B             4        45,448
                                       -----------
                                            87,760
                                       -----------
                                           278,601
                                       -----------
FINLAND (0.6%)
COMPUTER SOFTWARE & PERIPHERALS (0.0%)
TietoEnator Oyj                  500        12,155
                                       -----------
FINANCE & BANKING (0.0%)
Sampo-Leonia Insurance
  Class A                        400        19,095
                                       -----------
FOREST & PAPER PRODUCTS (0.0%)
UPM-Kymmene Oyj                1,300        36,776
                                       -----------
INDUSTRIAL GOODS & SERVICES (0.0%)
Kone Corp., Class B              500        31,604
                                       -----------
INSURANCE (0.0%)
Pohjola Group Insurance
  Corp., Class A                 600        24,771
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
TELECOMMUNICATIONS (0.6%)
Nokia Oyj                     18,000   $   432,982
Sonera Oyj                     2,800        20,297
                                       -----------
                                           453,279
                                       -----------
                                           577,680
                                       -----------
FRANCE (3.6%)
ADVERTISING & MARKETING (0.0%)
Publicis Groupe                  400        12,200
                                       -----------
AUTOMOTIVE (0.1%)
Michelin (CGDE), Class B         200         6,522
PSA Peugeot Citroen              200        50,743
Renault SA                       300        15,197
                                       -----------
                                            72,462
                                       -----------
BEVERAGES & TOBACCO (0.1%)
LVMH (Louis Vuitton Moet
  Hennessy)                    1,900        95,741
Pernod-Ricard SA                 400        26,822
                                       -----------
                                           122,563
                                       -----------
BROADCASTING/CABLE (0.0%)
Canal Plus                       360         1,228
                                       -----------
CHEMICALS (0.1%)
L'Air Liquide                    465        65,525
                                       -----------
COMPUTER SOFTWARE & PERIPHERALS (0.1%)
Cap Gemini SA                    520        59,761
Dassault Systemes SA             400        17,327
                                       -----------
                                            77,088
                                       -----------
CONSTRUCTION (0.1%)
Bouygues SA                    1,100        36,953
Compagnie Francaise
  d'Etudes et de
  Construction SA
  (Technip)                      130        18,250
Imerys                           160        15,785
Vinci SA                         640        39,605
                                       -----------
                                           110,593
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
CONSUMER GOODS & SERVICES (0.2%)
Essilor International SA          80   $    22,985
L'Oreal SA                     2,500       169,955
SEB SA                           200        11,103
Societe BIC SA                   200         7,755
                                       -----------
                                           211,798
                                       -----------
ELECTRICAL & ELECTRONIC (0.2%)
Sagem SA                         120         9,335
STMicroelectronics NV          3,400       118,726
Thales SA                        600        25,274
                                       -----------
                                           153,335
                                       -----------
FINANCE & BANKING (0.4%)
AXA                            1,550       172,515
Banque Nationale de
  Paris                        1,520       128,057
Societe Eurafrance SA            200        11,899
Societe Generale, Class
  A                            1,600        99,012
                                       -----------
                                           411,483
                                       -----------
FOOD PRODUCTS & SERVICES (0.2%)
Eridania Beghin-Say SA           200        17,486
Etablissements
  Economiques du Casino
  Guichard-Perrachon SA          540        47,189
Groupe Danone                    620        78,817
Sodexho Alliance SA              600        29,677
                                       -----------
                                           173,169
                                       -----------
HOTELS & LODGING (0.0%)
Accor SA                         900        33,854
                                       -----------
INDUSTRIAL GOODS & SERVICES (0.5%)
Coflexip SA                      130        17,560
Compagnie de
  Saint-Gobain                   320        46,253
LaFarge                          600        53,042
Schneider Electric SA            800        46,677
Sidel SA                         200         7,290
Suez Lyonnaise Des Eaux          862       127,260
Vivendi Universal SA           3,601       219,177
                                       -----------
                                           517,259
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
MANUFACTURING (0.1%)
Pechiney SA, Class A             400   $    17,306
Valeo SA                         400        18,140
Zodiac SA                        100        21,747
                                       -----------
                                            57,193
                                       -----------
MERCHANDISING (0.2%)
Carrefour                      2,740       149,695
Pinault-Printemps-Redoute
  SA                             510        87,917
                                       -----------
                                           237,612
                                       -----------
MULTIMEDIA (0.0%)
Lagardere S.C.A                  400        20,280
                                       -----------
OIL & GAS (0.4%)
Total Fina SA, Class B         2,702       366,658
                                       -----------
PHARMACEUTICALS (0.4%)
Aventis SA                     3,025       235,062
Sanofi Synthelabo SA           2,840       158,673
                                       -----------
                                           393,735
                                       -----------
REAL ESTATE (0.1%)
Gecina SA                        800        72,774
Simco SA                         200        13,199
Unibail (Union du
  Credit-Bail
  Immobilier)                    150        23,750
                                       -----------
                                           109,723
                                       -----------
RESORTS & ENTERTAINMENT (0.0%)
Club Mediterranee SA             200        12,872
                                       -----------
TELECOMMUNICATIONS (0.4%)
Alcatel                        4,850       146,849
France Telecom SA              4,050       237,554
                                       -----------
                                           384,403
                                       -----------
                                         3,545,033
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 12

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
GERMANY (2.6%)
AUTOMOTIVE (0.2%)
Bayerische Motoren Werke
  AG                             396   $    12,253
DaimlerChrysler AG             3,674       162,722
Volkswagen AG                  1,400        64,358
                                       -----------
                                           239,333
                                       -----------
CHEMICALS (0.2%)
BASF AG                        2,645       104,754
Bayer AG                       3,000       127,035
                                       -----------
                                           231,789
                                       -----------
COMMERCIAL SERVICES (0.0%)
D. Logistics AG*                 200         6,347
                                       -----------
COMPUTER SOFTWARE & PERIPHERALS (0.1%)
SAP AG                           600        68,689
                                       -----------
CONSUMER GOODS & SERVICES (0.1%)
Adidas-Salomon AG                300        16,310
Beiersdorf AG                    490        51,765
                                       -----------
                                            68,075
                                       -----------
DIVERSIFIED (0.0%)
Preussag AG                      300         9,733
                                       -----------
ELECTRICAL & ELECTRONIC (0.3%)
Epcos AG                         200        11,475
Infineon Technologies
  AG*                            350        13,243
Siemens AG                     2,485       257,028
                                       -----------
                                           281,746
                                       -----------
ENERGY (0.1%)
RWE AG                         2,150        77,357
                                       -----------
FINANCE & BANKING (0.5%)
Bayerische Hypo-und
  Vereinsbank AG               1,973       107,268
Commerzbank AG                 1,900        53,077
Deutsche Bank AG               2,650       202,642
Dresdner Bank AG               1,950        88,262
                                       -----------
                                           451,249
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
INDUSTRIAL GOODS & SERVICES (0.2%)
Heidelberger Zement AG           300   $    16,178
Hochtief AG                      300         7,105
Linde AG                         400        16,903
MAN AG                           300         7,267
ThyssenKrupp AG                2,350        33,655
Veba AG                        2,990       142,736
                                       -----------
                                           223,844
                                       -----------
INSURANCE (0.4%)
Allianz AG, Registered           950       277,564
Muenchener Rueckver AG
  Registered                     710       212,778
                                       -----------
                                           490,342
                                       -----------
MEDIA (0.0%)
EM. TV & Merchandising
  AG                             200           955
                                       -----------
MEDICAL EQUIPMENT & SUPPLIES (0.0%)
Fresenius Medical Care
  AG                             300        20,302
                                       -----------
PHARMACEUTICALS (0.1%)
Merck KGaA                       800        30,340
Schering AG                      900        43,839
                                       -----------
                                            74,179
                                       -----------
RETAIL (0.1%)
Douglas Holding AG               500        17,018
KarstadtQuelle AG                300         9,282
Metro AG                       1,300        55,393
                                       -----------
                                            81,693
                                       -----------
TELECOMMUNICATIONS (0.3%)
Deutsche Telecom AG
  Registered                  12,050       284,424
                                       -----------
TRANSPORTATION & SHIPPING (0.0%)
Deutsche Lufthansa AG
  Registered                   1,300        24,479
                                       -----------
                                         2,634,536
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
GREECE (0.0%)
FINANCE & BANKING (0.0%)
National Bank of Greece
  SA                             200   $     6,818
                                       -----------
HONG KONG (0.7%)
DIVERSIFIED (0.3%)
Hutchison Whampoa             19,400       202,731
Jardine Matheson
  Holdings Ltd.                4,000        23,000
Swire Pacific, Ltd.,
  Class A                      9,500        58,835
                                       -----------
                                           284,566
                                       -----------
ELECTRIC UTILITY (0.1%)
CLP Holdings, Ltd.             9,000        47,660
Hong Kong Electric
  Holdings                    14,000        50,263
                                       -----------
                                            97,923
                                       -----------
FINANCE & BANKING (0.1%)
Bank of East Asia             10,000        22,503
Hang Seng Bank, Ltd.           8,200        95,154
                                       -----------
                                           117,657
                                       -----------
OIL & GAS (0.0%)
Hong Kong & China Gas         26,620        36,181
                                       -----------
REAL ESTATE (0.2%)
Cheung Kong                    6,000        62,893
Henderson Land
  Development Company
  Ltd.                         3,000        15,271
Sun Hung Kai Properties       11,000       105,078
                                       -----------
                                           183,242
                                       -----------
TELECOMMUNICATIONS (0.0%)
Pacific Century
  CyberWorks, Ltd.*           38,000        14,983
                                       -----------
                                           734,552
                                       -----------
IRELAND (0.2%)
COMPUTER SOFTWARE & PERIPHERALS (0.0%)
IONA Technologies PLC*           200         7,514
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
FINANCE & BANKING (0.0%)
Allied Irish Bank PLC          4,000   $    40,595
                                       -----------
HEALTH CARE (0.2%)
Elan Corp. PLC*                1,500        80,889
                                       -----------
MANUFACTURING (0.0%)
CRH PLC                        1,800        27,688
                                       -----------
                                           156,686
                                       -----------
ITALY (1.4%)
AUTOMOTIVE (0.1%)
Fiat SPA                       3,200        68,035
                                       -----------
CONSTRUCTION (0.0%)
Autostrade SPA                 3,500        21,535
                                       -----------
CONSUMER GOODS & SERVICES (0.0%)
Autogrill SPA                    800         8,628
                                       -----------
ELECTRIC UTILITY (0.0%)
Edison SPA                     3,000        27,661
                                       -----------
FINANCE & BANKING (0.3%)
Banca Fideuram SPA             2,000        19,873
Banca Intesa SPA              18,000        69,061
Bipop-Carire SPA               7,000        33,045
Mediobanca SPA                 1,900        17,485
Rolo Banca 1473 SPA            2,000        34,194
San Paolo-IMI SPA              6,135        82,926
Unicredito Italiano SPA       13,800        59,778
                                       -----------
                                           316,362
                                       -----------
INSURANCE (0.2%)
Assicurazioni Generali         5,945       188,151
RAS SPA                        2,400        29,491
Societa Assicuratrice
  Industriale SPA              1,100        16,376
                                       -----------
                                           234,018
                                       -----------
MULTIMEDIA (0.0%)
Mediaset SPA                   4,600        42,577
Seat Pagine Gialle SPA         1,935         2,325
                                       -----------
                                            44,902
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 14

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
OIL & GAS (0.2%)
Ente Nazional
  Indrocarburi SPA            25,000   $   163,546
                                       -----------
TELECOMMUNICATIONS (0.6%)
Olivetti SPA                   8,060        15,462
Telecom Italia Mobile
  SPA                         24,000       162,096
Telecom Italia Mobile
  SPA-RNC                     13,000        49,303
Telecom Italia SPA            17,855       179,942
Telecom Italia SPA-RNC         7,700        41,659
Tiscali SPA*                   1,400        18,985
                                       -----------
                                           467,447
                                       -----------
                                         1,352,134
                                       -----------
JAPAN (7.5%)
AUTOMOTIVE (0.9%)
Aisin Seiki Company,
  Ltd.                         2,000        29,637
Bridgestone Corp.              3,000        30,451
Denso Corp.                    4,000        76,607
Honda Motor Company,
  Ltd.                         4,000       163,427
Mazda Motor Corp.              8,000        19,471
Mitsubishi Motors              6,000        16,614
Nissan Motors                 13,000        81,953
Toyota Motor Corp.            15,100       524,156
                                       -----------
                                           942,316
                                       -----------
BEVERAGES & TOBACCO (0.1%)
Japan Tobacco, Inc.               12        79,288
Kirin Brewery Company
  Ltd.                         4,000        36,420
Takara Shuzo Company,
  Ltd.                         1,000        14,005
                                       -----------
                                           129,713
                                       -----------
CHEMICALS (0.3%)
Mitsui Chemicals, Inc.         7,000        29,438
Shin-Etsu Chemical Co.         3,000       102,940
Takeda Chemical
  Industries                   4,000       193,112
                                       -----------
                                           325,490
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
COMPUTER SERVICES (0.1%)
CSK Corp.                        700   $    16,311
Fujitsu, Ltd.                  8,000       106,611
                                       -----------
                                           122,922
                                       -----------
COMPUTER SOFTWARE & PERIPHERALS (0.1%)
Fuji Soft ABC, Inc.              300        15,824
Konami Company, Ltd.             500        23,580
Meitec Corp.                     500        17,755
TIS, Inc.                        700        24,019
Trans Cosmos, Inc.               200         9,320
                                       -----------
                                            90,498
                                       -----------
CONSTRUCTION (0.1%)
Daito Trust Construction
  Company, Ltd.                  800        12,257
Daiwa House Industry
  Company, Ltd.                1,000         6,472
Matsushita Electric
  Works                        4,000        42,197
Nippon Comsys Corp.            1,000        15,122
                                       -----------
                                            76,048
                                       -----------
CONSUMER GOODS & SERVICES (0.8%)
KAO Corp.                      3,000        75,649
Kuraray Company, Ltd.          1,000         6,392
Matsushita Electric
  Industrial Co.               9,000       162,669
Nintendo Company, Ltd.           700       114,567
Sanrio Company, Ltd.             800        10,227
Secom Company, Ltd.            1,500        84,985
Shiseido Company, Ltd.         2,000        19,806
Sony Corp.                     3,900       276,980
Uni-Charm Corp.                  500        21,546
World Company, Ltd.              500        13,765
                                       -----------
                                           786,586
                                       -----------
EDUCATION SERVICES (0.0%)
Benesse Corp.                    600        21,785
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
ELECTRIC UTILITY (0.2%)
Chubu Electric Power
  Company, Inc.                1,000   $    15,641
Hokkaido Electric Power
  Company, Inc.                1,500        18,553
Hokuriku Electric Power        1,000        12,377
Kansai Electric Power          3,000        43,714
Kyushu Electric Power          1,000        12,768
Tohoku Electric Power            300         3,919
Tokyo Electric Power Co.       5,100       113,545
                                       -----------
                                           220,517
                                       -----------
ELECTRICAL & ELECTRONIC (1.0%)
Advantest Corp.                  400        39,772
Fanuc, Ltd.                      800        45,134
Hirose Electric Company
  Ltd.                           400        36,707
Hitachi, Ltd.                 11,000        94,186
Kyocera Corp.                    900        81,801
Mitsubishi Electric
  Corp.                        6,000        33,994
Murata Manufacturing
  Company, Ltd.                1,000        83,070
NEC Corp.                      8,000       127,550
NGK Insulators, Ltd.           1,000        11,172
Nitto Denko Corp.              1,000        25,536
Omron Corp.                    2,000        33,755
Pioneer Corp.                  1,000        25,057
Rohm Company, Ltd.               600       100,546
Sanyo Electric Company
  Ltd.                         4,000        24,386
Sharp Corp.                    4,000        50,943
Sumitomo Electric
  Industries, Ltd.             3,000        34,593
Taiyo Yuden Company,
  Ltd.                         1,000        25,137
TDK Corp.                        300        19,750
Tokyo Electron, Ltd.             700        46,251
Toshiba Corp.                  8,000        46,730
                                       -----------
                                           986,070
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
FINANCE & BANKING (1.5%)
77 Bank, Ltd.                  2,000   $    10,693
Acom Company, Ltd.               800        64,669
Bank of Tokyo-Mitsubishi
  Ltd.                        16,000       143,254
Credit Saison Company,
  Ltd.                           500        10,573
Daiwa Securities GRP           6,000        56,833
Gunma Bank                     1,000         4,309
Hachijuni Bank                 4,000        18,673
Mitsubishi Trust &
  Banking Co.                  5,000        29,885
Mizuho Holdings, Inc.             61       343,173
Nikko Securities Company
  Ltd.                         2,000        14,045
Nomura Securities
  Company, Ltd.                8,000       143,637
Orix Corp.                       400        33,579
Promise Company, Ltd.            600        45,006
Shizuoka Bank                  6,000        46,778
Softbank Corp.                 1,400        52,507
Sumitomo Bank, Ltd.           20,000       178,749
Sumitomo Trust & Banking       3,000        17,284
Takefuji Corp.                 1,100        83,565
Tokio Marine & Fire
  Insurance                    5,000        49,994
                                       -----------
                                         1,347,206
                                       -----------
FOOD PRODUCTS & SERVICES (0.1%)
Ajinomoto Company, Inc.        3,000        31,289
Katokichi Company, Ltd.        1,100        24,666
Nissin Food Products
  Company, Ltd.                1,300        29,254
                                       -----------
                                            85,209
                                       -----------
INDUSTRIAL (0.1%)
Mitsubishi Heavy
  Industries Ltd.             16,000        58,859
Nippon Sheet Glass
  Company, Ltd.                1,000         9,711
Tostem Corp.                   2,000        23,205
                                       -----------
                                            91,775
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 16

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
MACHINERY & EQUIPMENT (0.1%)
Ebara Corp.                    2,000   $    17,364
Fuji Machine
  Manufacturing Company,
  Ltd.                           500        12,688
Komori Corp.                   1,000        14,803
SMC Corp.                        600        70,382
Toyoda Automatic Loom
  Works, Ltd.                  1,000        19,551
                                       -----------
                                           134,788
                                       -----------
MANUFACTURING (0.3%)
Daikin Industries, Ltd.        1,000        16,040
Fuji Photo Film Co.            3,000       111,080
Furukawa Electric
  Company Ltd.                 3,000        31,121
Hoya Corp.                       700        45,581
Nidec Corp.                      500        21,945
Nikon Corp.                    3,000        34,018
Shimano, Inc.                    600         9,198
Toyo Seikan Kaisha, Ltd.       1,000        15,242
                                       -----------
                                           284,225
                                       -----------
MEDIA (0.1%)
Asatsu-DK, Inc.                  700        15,529
Fuji Television Network,
  Inc.                             2        13,997
Toho Company, Ltd.               500        54,662
Tokyo Broadcasting
  System                       1,000        23,860
Toppan Printing Company
  Ltd.                         3,000        22,551
                                       -----------
                                           130,599
                                       -----------
MEDICAL EQUIPMENT & SUPPLIES (0.0%)
Terumo Corp.                   1,100        17,556
                                       -----------
OFFICE EQUIPMENT & SERVICES (0.2%)
Canon, Inc.                    4,000       145,233
Dai Nippon Printing
  Company, Ltd.                1,000        11,970
Ricoh Company, Ltd.            2,000        36,229
                                       -----------
                                           193,432
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
OIL & GAS (0.0%)
TonenGeneral Sekiyu K.K.       2,000   $    12,848
                                       -----------
PHARMACEUTICALS (0.3%)
Daiichi Pharmaceutical
  Company, Ltd.                2,000        46,124
Eisai Company, Ltd.            1,000        24,897
Ono Pharmaceutical
  Company, Ltd.                1,000        35,510
Sankyo Company, Ltd.           2,000        39,181
Shionogi & Company, Ltd.       1,000        15,401
Taisho Pharmaceutical
  Company, Ltd.                2,000        42,692
Yamanouchi
  Pharmaceutical
  Company, Ltd.                2,000        68,946
                                       -----------
                                           272,751
                                       -----------
PRINTING & PUBLISHING (0.0%)
Kadokawa Shoten
  Publishing Company,
  Ltd.                           400         9,895
                                       -----------
REAL ESTATE (0.1%)
Mitsubishi Estate
  Company Ltd.                 4,000        37,027
Mitsui Fudosan Company
  Ltd.                         4,000        38,527
                                       -----------
                                            75,554
                                       -----------
RESORTS & ENTERTAINMENT (0.1%)
Namco, Ltd.                      500         8,299
Oriental Land Company,
  Ltd.                           900        56,378
                                       -----------
                                            64,677
                                       -----------
RETAIL (0.2%)
Autobacs Seven Company
  Ltd.                           600        13,454
Ito-Yokado Company, Ltd.       2,000        97,035
Jusco Company, Ltd.            2,000        41,176
Marui Company, Ltd.            2,000        27,610
Shimamura Company, Ltd.*         200        12,688

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
Skylark Company, Ltd.          1,000   $    30,323
Takashimaya Company,
  Ltd.                         1,000         7,326
                                       -----------
                                           229,612
                                       -----------
TELECOMMUNICATIONS (0.4%)
DDI Corp.                          6        19,487
Nippon Telegraph &
  Telephone Corp.                 58       370,264
Nippon Television
  Network                         70        21,785
                                       -----------
                                           411,536
                                       -----------
TRANSPORTATION & SHIPPING (0.3%)
All Nippon Airways
  Company, Ltd.*               7,000        23,181
Central Japan Railway
  Co.                             17       104,728
East Japan Railway Co.            21       112,779
Japan Airlines Company
  Ltd.                         2,000         7,565
Kinki Nippon Railway
  Company, Ltd.               10,300        37,891
Nippon Express Company
  Ltd.                         3,000        12,664
Seibu Railway Company
  Ltd.                         1,000        11,962
Yamato Transport Company
  Ltd.                         1,000        20,109
                                       -----------
                                           330,879
                                       -----------
WATER TREATMENT (0.0%)
Kurita Water Industries,
  Ltd.                         1,000        11,834
                                       -----------
WHOLESALE & INTERNATIONAL TRADE (0.1%)
Mitsubishi Corp.               5,000        33,236
Mitsui & Company, Ltd.         5,000        26,653
Sumitomo Corp.                 4,000        25,248
                                       -----------
                                            85,137
                                       -----------
                                         7,491,458
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
NETHERLANDS (1.7%)
BREWERY (0.1%)
Heineken Holding NV
  Class A                        489   $    19,323
Heineken NV                    1,200        62,908
                                       -----------
                                            82,231
                                       -----------
CHEMICALS (0.1%)
Akzo Nobel                     1,680        69,744
                                       -----------
COMMERCIAL SERVICES (0.0%)
Buhrmann NV                      600        15,488
Hagemeyer NV                     600        12,714
                                       -----------
                                            28,202
                                       -----------
COMPUTER SYSTEMS (0.0%)
ASM Lithography Holding
  NV*                          1,600        35,644
                                       -----------
CONSUMER GOODS & SERVICES (0.1%)
Koninklijke Ahold NV           3,400       105,741
                                       -----------
ELECTRICAL & ELECTRONIC (0.1%)
Philips Electronics NV         5,282       145,220
                                       -----------
FINANCE & BANKING (0.4%)
ABN Amro Holding NV            4,648        85,179
Ing Groep NV                   3,904       255,393
                                       -----------
                                           340,572
                                       -----------
INSURANCE (0.2%)
Aegon NV                       4,976       146,749
Fortis NV                      1,020        26,754
                                       -----------
                                           173,503
                                       -----------
MACHINERY & EQUIPMENT (0.1%)
Unilever NV                    2,403       127,672
                                       -----------
OIL & GAS (0.6%)
IHC Caland NV                    300        15,117
Royal Dutch Petroleum          8,517       474,272
                                       -----------
                                           489,389
                                       -----------
PRINTING & PUBLISHING (0.0%)
Wolters Kluwer                   880        22,164
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 18

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
TELECOMMUNICATIONS (0.0%)
Koninklijke KPN NV             4,604   $    45,015
                                       -----------
TRANSPORTATION & SHIPPING (0.0%)
TNT Post Group NV              1,259        26,378
                                       -----------
                                         1,691,475
                                       -----------
NEW ZEALAND (0.0%)
AEROSPACE & MILITARY TECHNOLOGY (0.0%)
Air New Zealand, Ltd.
  Class B                     10,000         5,663
                                       -----------
FOREST & PAPER PRODUCTS (0.0%)
Fletcher Challenge
  Forests                     10,000         1,254
                                       -----------
TELECOMMUNICATIONS (0.0%)
Telecom Corp. of New
  Zealand                      5,000        11,670
                                       -----------
                                            18,587
                                       -----------
NORWAY (0.1%)
COMPUTER SOFTWARE & PERIPHERALS (0.0%)
Merkantildata ASA              1,000         2,799
                                       -----------
FINANCE & BANKING (0.0%)
Den Norske Bank ASA            1,000         4,545
                                       -----------
FOOD PRODUCTS & SERVICES (0.0%)
Orkla ASA, Class A               600        10,572
                                       -----------
FOREST & PAPER PRODUCTS (0.0%)
Norske Skogindustrier
  ASA                          1,200        16,731
                                       -----------
INDUSTRIAL (0.1%)
Bergesen D Y ASA, Class
  A                              500         8,453
Norsk Hydro ASA                1,680        68,980
                                       -----------
                                            77,433
                                       -----------
INSURANCE (0.0%)
Storebrand ASA                 1,000         5,928
                                       -----------
OIL & GAS (0.0%)
Smedvig ASA, Class B           2,000        17,566
                                       -----------
                                           135,574
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
PORTUGAL (0.1%)
CONSTRUCTION (0.0%)
CIMPOR-Cimentos de
  Portugal SGPS SA             2,000   $    61,882
                                       -----------
FINANCE & BANKING (0.0%)
Banco Espirito Santo SA
  Registered                     900        13,367
                                       -----------
FOOD PRODUCTS & SERVICES (0.0%)
Jeronimo Martins SGPS SA       2,000        14,321
                                       -----------
TELECOMMUNICATIONS (0.1%)
Portugal Telecom SGPS SA       6,400        54,881
                                       -----------
                                           144,451
                                       -----------
SINGAPORE (0.2%)
COMPUTER SOFTWARE & PERIPHERALS (0.0%)
Creative Technology,
  Ltd.                           500         4,819
                                       -----------
FINANCE & BANKING (0.2%)
DBS Group Holdings, Ltd.       7,198        64,986
Oversea-Chinese Banking
  Corporation, Ltd.            3,000        19,441
United Overseas Bank,
  Ltd.                         2,256        15,869
                                       -----------
                                           100,296
                                       -----------
INDUSTRIAL (0.0%)
Sembcorp Industries,
  Ltd.                        18,209        16,440
                                       -----------
PRINTING & PUBLISHING (0.0%)
Singapore Press Holdings       2,648        29,040
                                       -----------
REAL ESTATE (0.0%)
Capitaland, Ltd.*              9,000        10,219
                                       -----------
TELECOMMUNICATIONS (0.0%)
Singapore
  Telecommunications          11,900        12,523
                                       -----------
TRANSPORTATION & SHIPPING (0.0%)
Singapore Airlines, Ltd.       6,000        45,197
                                       -----------
                                           218,534
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
SPAIN (1.0%)
CONSTRUCTION (0.1%)
Actividades de
  Construccion y
  Servicios SA                 1,000   $    27,405
Fomento de
  Construcciones y
  Contratas SA                 1,100        22,366
Portland Valderrivas SA        1,800        36,997
                                       -----------
                                            86,768
                                       -----------
FINANCE & BANKING (0.3%)
Banco Bilbao Vizcaya          11,631       158,860
Banco Popular Espanol SA       1,200        39,622
Banco Santander Central
  Hispano SA                  13,540       123,887
                                       -----------
                                           322,369
                                       -----------
FOREST & PAPER PRODUCTS (0.0%)
Grupo Empresarial Ence
  SA                             800        13,084
                                       -----------
GAS & ELECTRIC UTILITY (0.3%)
Endesa SA                      3,400        56,267
Gas Natural SDG SA             1,900        30,234
Iberdrola SA                   4,906        69,740
Repsol SA                      3,750        66,535
Union Electrica Fenosa
  SA                           1,700        31,169
                                       -----------
                                           253,945
                                       -----------
INSURANCE (0.0%)
Corporacion Mapfre SA            500        10,299
                                       -----------
MANUFACTURING (0.0%)
Acerinox SA                    1,100        33,938
                                       -----------
PHARMACEUTICALS (0.0%)
Zeltia SA                        600         6,365
                                       -----------
RETAIL (0.0%)
Cortefiel SA                     500         7,072
                                       -----------
TELECOMMUNICATIONS (0.3%)
Telefonica SA*                18,698       300,839
                                       -----------
TOBACCO (0.0%)
Altadis SA                       900        11,139
                                       -----------
                                         1,045,818
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
SWEDEN (0.7%)
AUTOMOTIVE (0.0%)
Volvo AB, Class A                400   $     6,241
Volvo AB, Class B              1,000        15,651
                                       -----------
                                            21,892
                                       -----------
CONSUMER GOODS & SERVICES (0.0%)
Electrolux AB, Class B         1,300        17,259
Securitas AB, Class B          1,700        28,500
                                       -----------
                                            45,759
                                       -----------
FINANCE & BANKING (0.2%)
Investor AB, Class A             800         9,962
Investor AB, Class B             500         6,081
OM Gruppen AB                    300         5,378
Skandiaviska Enskilda
  Banken                       1,900        16,939
Svenska Handelsbanken
  Class A                      3,900        56,124
Svenska Handelsbanken
  Class B                      1,500        20,932
                                       -----------
                                           115,416
                                       -----------
FOREST & PAPER PRODUCTS (0.0%)
AssiDoman AB                     500        10,127
Svenska Cellusoa AB
  Class B                      1,000        20,544
                                       -----------
                                            30,671
                                       -----------
INDUSTRIAL (0.0%)
Skanska AB, Class B            1,300        46,738
                                       -----------
INSURANCE (0.0%)
Skandia Forsakrings AB         5,000        44,820
                                       -----------
MACHINERY & EQUIPMENT (0.1%)
Atlas Copco AB, Class A        1,400        23,675
Sandvik AB                     1,850        33,884
                                       -----------
                                            57,559
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 20

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
MANUFACTURING (0.0%)
Assa Abloy AB, Class B         1,600   $    21,707
Sapa AB                        1,100        14,924
                                       -----------
                                            36,631
                                       -----------
MULTIMEDIA (0.0%)
Modern Times Group AB
  Class B*                       400         9,691
                                       -----------
RETAIL (0.1%)
Hennes & Mauritz AB
  Class B                      3,600        50,935
                                       -----------
TELECOMMUNICATIONS (0.3%)
Ericsson LM AB, Class B       29,600       162,068
Tele2 AB, Class B*             1,100        34,111
                                       -----------
                                           196,179
                                       -----------
                                           656,291
                                       -----------
SWITZERLAND (2.3%)
CHEMICALS (0.1%)
Lonza AG, Registered              60        34,416
Syngenta AG, Registered*         525        27,072
                                       -----------
                                            61,488
                                       -----------
COMMERCIAL SERVICES (0.1%)
Adecco SA, Registered             80        42,087
SGS Societe Generale de
  Surveillance Holding
  SA Registered                   50        13,587
                                       -----------
                                            55,674
                                       -----------
COMPUTER HARDWARE (0.0%)
Logitech International
  SA Registered*                  30         6,918
                                       -----------
CONSUMER GOODS & SERVICES (0.1%)
Forbo Holding AG
  Registered                      60        27,185
Givaudan, Registered*             30         7,613
Kuoni Reisen Holding AG
  Registered                      60        26,072

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
Swatch Group AG, Bearer           14   $    14,641
Swatch Group AG
  Registered                     140        30,499
                                       -----------
                                           106,010
                                       -----------
ENERGY (0.1%)
Abb, Ltd.                      1,291        94,247
                                       -----------
FINANCE & BANKING (0.5%)
Credit Suisse Group
  Registered                   1,150       203,552
UBS AG, Registered             1,696       245,168
                                       -----------
                                           448,720
                                       -----------
FOOD PRODUCTS & SERVICES (0.3%)
Nestle SA, Registered            162       339,494
                                       -----------
INDUSTRIAL (0.1%)
Georg Fischer AG
  Registered                      60        14,983
Holderbank Financiere
  Glarus AG, Class B              17        17,237
Holderbank Financiere
  Glarus AG, Registered          120        35,459
Schindler Holding AG               6         8,361
Schindler Holdings AG
  Registered                       9        13,479
Sulzer AG, Registered             20        12,944
                                       -----------
                                           102,463
                                       -----------
INSURANCE (0.2%)
Swiss Reinsurance Co.
  Registered                      50       101,103
Zurich Financial
  Services AG                    321       106,011
                                       -----------
                                           207,114
                                       -----------
PHARMACEUTICALS (0.7%)
Novartis AG, Registered          294       461,450
Roche Holding AG, Bearer           7        55,077
Roche Holding AG, Genus           28       202,786
                                       -----------
                                           719,313
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
RETAIL (0.0%)
Jelmoli Holding AG
  Registered                      60   $    17,208
Valora Holding AG                 50         8,981
                                       -----------
                                            26,189
                                       -----------
TECHNOLOGY (0.0%)
Unaxis Holding AG
  Registered                      40         6,489
                                       -----------
TELECOMMUNICATIONS (0.1%)
Ascom Holding AG
  Registered                      70         4,390
Kudelski SA, Bearer               15        11,289
Swisscom AG, Registered          320        72,308
                                       -----------
                                            87,987
                                       -----------
TRANSPORTATION & SHIPPING (0.0%)
SAirGroup, Registered             90         9,256
                                       -----------
                                         2,271,362
                                       -----------
UNITED KINGDOM (6.2%)
ADVERTISING & MARKETING (0.1%)
WPP Group PLC                  4,800        50,840
                                       -----------
AEROSPACE & MILITARY TECHNOLOGY (0.0%)
British Aerospace PLC         10,317        45,837
                                       -----------
AUTOMOTIVE (0.0%)
GKN PLC                        3,300        33,662
                                       -----------
BEVERAGES & TOBACCO (0.3%)
Bass PLC                       3,894        38,227
British American Tobacco
  PLC                          8,274        61,227
Cadbury Schweppes PLC         11,706        74,850
Diageo PLC                    10,552       106,213
                                       -----------
                                           280,517
                                       -----------
CHEMICALS (0.1%)
BOC Group PLC                  3,845        52,259
Johnson Matthey PLC            1,900        26,040
                                       -----------
                                            78,299
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
COMMERCIAL SERVICES (0.0%)
BTG PLC                          400   $     5,587
Hays PLC                       8,000        32,301
                                       -----------
                                            37,888
                                       -----------
COMPUTER SERVICES (0.1%)
CMG PLC                        3,100        26,422
Logica PLC                     2,300        32,013
                                       -----------
                                            58,435
                                       -----------
COMPUTER SOFTWARE & PERIPHERALS (0.0%)
ARM Holdings PLC*              4,000        18,695
Mysis PLC                      2,100        15,047
                                       -----------
                                            33,742
                                       -----------
CONSTRUCTION (0.0%)
Berkeley Group PLC             1,600        17,820
                                       -----------
CONSUMER GOODS & SERVICES (0.1%)
Boots Company PLC              2,919        26,103
Granada Compass PLC*           8,037        19,653
Unilever PLC                   8,035        57,688
                                       -----------
                                           103,444
                                       -----------
DIVERSIFIED (0.1%)
Invensys PLC                  12,000        22,904
Lattice Group PLC             12,365        23,908
Reed International PLC         4,000        37,135
Rentokil Initial PLC           7,158        19,183
                                       -----------
                                           103,130
                                       -----------
ENERGY (0.1%)
Innogy Holdings PLC           12,000        32,372
International Power PLC       12,000        45,082
National Grid Group PLC        2,700        20,690
Scottish Power PLC             6,100        40,674
                                       -----------
                                           138,818
                                       -----------
FINANCE & BANKING (1.6%)
3i Group PLC                   3,500        55,482
Abbey National PLC             6,400       102,090
Amvescap PLC                   3,600        52,154
Bank of Scotland               4,400        43,820
Barclays PLC                   7,500       233,515

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 22

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
Halifax PLC                    7,975   $    80,841
HSBC Holdings PLC             36,800       440,263
Lloyds TSB Group PLC          21,676       213,253
Royal Bank of Scotland
  Group PLC                   11,500       258,978
Schroders PLC                  1,800        27,152
Standard Chartered PLC         1,000        12,127
                                       -----------
                                         1,519,675
                                       -----------
FOOD PRODUCTS & SERVICES (0.2%)
Compass Group PLC*             8,037        56,846
Sainsbury (J) PLC              5,344        29,251
Tesco PLC                     19,248        68,481
                                       -----------
                                           154,578
                                       -----------
HEALTH CARE (0.0%)
Celltech Group PLC*              800        13,626
                                       -----------
INDUSTRIAL (0.0%)
BAA PLC                        2,100        18,555
                                       -----------
INSURANCE (0.3%)
CGU PLC                        8,624       118,746
Legal & General Group
  PLC                         19,900        45,762
Prudential Corp. PLC           8,000        85,302
Royal & Sun Alliance
  Insurance Group PLC          4,545        31,016
                                       -----------
                                           280,826
                                       -----------
MEDIA (0.2%)
British Sky Broadcasting
  PLC                          7,700        90,423
Pearson PLC                    4,163        72,917
Reuters Group PLC              6,255        75,678
                                       -----------
                                           239,018
                                       -----------
METALS (0.1%)
Rio Tinto PLC,
  Registered                   5,516        95,517
                                       -----------

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
OIL & GAS (0.5%)
BG Group PLC                  12,365   $    48,255
BP Amoco PLC                  53,752       442,469
Shell Transportation &
  Trading Co. PLC              7,073        54,955
                                       -----------
                                           545,679
                                       -----------
PHARMACEUTICALS (1.2%)
Astrazeneca Group PLC          7,600       361,102
GlaxoSmithKline PLC*          26,318       687,341
                                       -----------
                                         1,048,443
                                       -----------
REAL ESTATE (0.0%)
Land Securities PLC            3,900        48,793
                                       -----------
RESORTS & ENTERTAINMENT (0.0%)
P & O Princess Cruises
  PLC                          4,250        16,586
                                       -----------
RETAIL (0.1%)
Great Universal Stores
  PLC                          5,834        41,098
Kingfisher PLC                 6,000        38,834
Marks & Spencer PLC            8,198        31,061
                                       -----------
                                           110,993
                                       -----------
TELECOMMUNICATIONS (1.0%)
British
  Telecommunications PLC      26,066       186,959
Cable & Wireless PLC           3,100        20,891
COLT Telecom Group PLC*          600         6,201
Marconi PLC                   11,070        53,274
Vodafone Group PLC           249,527       688,224
                                       -----------
                                           955,549
                                       -----------
TRANSPORTATION & SHIPPING (0.1%)
British Airways PLC            3,500        15,550
Exel PLC                       2,700        31,899
Peninsular and Oriental
  Steam Navigation Co.         4,250        15,710
Railtrack Group PLC            2,600        25,265
                                       -----------
                                            88,424
                                       -----------
UTILITIES (0.0%)
Centrica PLC                  12,000        40,561
                                       -----------
                                         6,159,255
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
UNITED STATES (33.8%)
AEROSPACE & MILITARY TECHNOLOGY (0.2%)
Boeing Co.                     4,200   $   233,982
                                       -----------
AUTOMOTIVE (0.5%)
DaimlerChrysler AG             1,184        52,783
Ford Motor Co.                11,200       314,944
General Motors Corp.           2,400       124,440
                                       -----------
                                           492,167
                                       -----------
BEVERAGES & TOBACCO (1.2%)
Anheuser Busch Companies
  Inc.                         1,000        45,930
Coca-Cola Co.                 11,300       510,308
Coors (Adolph), Class B        1,200        78,528
PepsiCo, Inc.                  4,700       206,565
Philip Morris Companies
  Inc.                         7,100       336,895
                                       -----------
                                         1,178,226
                                       -----------
BROADCASTING/CABLE (0.3%)
AT&T Corp. - Liberty
  Media Corp., Class A*        2,700        37,800
Comcast Corp.
  Special Class A              5,600       234,850
                                       -----------
                                           272,650
                                       -----------
CHEMICALS (0.4%)
Dow Chemical Co.               1,000        31,570
E. I. du Pont de Nemours
  and Co.                      8,600       350,020
                                       -----------
                                           381,590
                                       -----------
COMMERCIAL SERVICES (0.9%)
Automatic Data
  Processing Inc.              5,100       277,338
Electronic Data Systems
  Corp.                        1,700        94,962
First Data Corp.               3,400       203,014
Fluor Corp.                    1,600        71,200
Quintiles Transnational
  Corp.*                       6,300       118,913

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
Sapient Corp.*                 2,900   $    20,844
Vivendi Universal SA-ADR       1,200        72,780
                                       -----------
                                           859,051
                                       -----------
COMPUTER HARDWARE (2.3%)
Applied Materials, Inc.*       1,400        60,900
Cisco Systems, Inc.*          25,000       395,313
Dell Computer Corp.*           4,100       105,319
EMC Corp.*                     5,800       170,520
Hewlett-Packard Co.            7,000       218,890
IBM Corp.                      5,900       567,462
Intel Corp.                   25,800       678,863
Seagate Technology, Inc.
  Escrow Shares*               1,700             0
Texas Instruments, Inc.        4,400       136,312
                                       -----------
                                         2,333,579
                                       -----------
COMPUTER SERVICES (0.0%)
Computer Sciences Corp.*         600        19,410
                                       -----------
COMPUTER SOFTWARE & PERIPHERALS (2.3%)
BMC Software, Inc.*            4,800       103,200
BroadVision, Inc.*            15,800        84,431
Cabletron Systems, Inc.*      16,200       208,980
Ceridian Corp.*                1,200        22,200
Citrix Systems, Inc.*          5,300       111,963
Computer Associates
  International, Inc.          2,200        59,840
Compuware Corp.*               3,700        36,075
Intuit, Inc.*                  2,400        66,600
Mercury Interactive
  Corp.*                         900        37,688
Microsoft, Inc.*              17,400       951,562
Network Appliance, Inc.*       4,900        82,381
Novell, Inc.*                 16,900        84,500
Oracle Corp.*                 25,600       383,488
Siebel Systems, Inc.*          1,300        35,360
VERITAS Software Corp.*        1,059        48,968
                                       -----------
                                         2,317,236
                                       -----------
CONSUMER GOODS & SERVICES (1.2%)
Brunswick Corp.                  200         3,926
Cendant Corp.*                 4,900        71,491
Clorox Co.                     2,700        84,915

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 24

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
Eastman Kodak Co.              2,400   $    95,736
Gillette Co.                   4,900       152,733
Kimberly-Clark Corp.           3,300       223,839
Masco Corp.                      900        21,726
Minnesota Mining and
  Manufacturing Co.            2,100       218,190
Procter & Gamble Co.           5,600       350,560
                                       -----------
                                         1,223,116
                                       -----------
ELECTRIC UTILITY (0.7%)
AES Corp.*                     1,500        74,940
Dominion Resources, Inc.       2,700       174,069
Edison International          10,800       136,512
Entergy Corp.                  3,000       114,000
PG&E Corp.                     6,500        80,925
TXU Corp.                      3,600       148,752
                                       -----------
                                           729,198
                                       -----------
ELECTRICAL & ELECTRONIC (2.7%)
Agilent Technologies,
  Inc.*                        2,600        79,898
Applied Micro Circuits
  Corp.*                       3,300        54,450
Broadcom Corp., Class A*       2,500        72,250
Emerson Electric Co.             600        37,200
General Electric Co.          43,500     1,820,909
Johnson Controls, Inc.           500        31,230
Molex, Inc.                    2,500        88,203
Palm, Inc.*                   15,400       129,456
QLogic Corp.*                  2,600        58,500
Reliant Energy, Inc.           6,000       271,500
Xilinx, Inc.*                    500        17,563
                                       -----------
                                         2,661,159
                                       -----------
FINANCE & BANKING (4.0%)
American Express Co.           6,300       260,190
Bank of New York
  Company, Inc.                4,200       206,808
Bank One Corp.                 2,900       104,922
BankAmerica Corp.              6,536       357,846
Charles Schwab Corp.           8,400       129,528
Citigroup, Inc.               17,332       779,593
Fannie Mae                     3,200       254,720

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
First Union Corp.              1,900   $    62,700
FleetBoston Financial
  Corp.                        9,053       341,751
Golden West Financial
  Corp.                        2,100       136,290
Household International,
  Inc.                         1,100        65,164
J.P. Morgan Chase & Co.        9,060       406,794
MBNA Corp.                     4,200       139,020
Merrill Lynch & Co.            2,200       121,880
Morgan Stanley Dean
  Witter & Co.                   800        42,800
Northern Trust Corp.           1,300        81,250
Old Kent Financial Corp.         400        15,200
PNC Bank Corp.                 2,200       149,050
State Street Corp.               600        56,040
Wells Fargo & Co.              5,800       286,926
                                       -----------
                                         3,998,472
                                       -----------
FOOD PRODUCTS & SERVICES (0.6%)
Albertson's, Inc.                900        28,638
Campbell Soup Co.              4,900       146,363
Kroger Co.*                    2,900        74,791
McDonald's Corp.               6,300       167,265
Safeway, Inc.*                   700        38,605
Sara Lee Corp.                 5,400       116,532
SYSCO Corp.                    1,000        26,510
                                       -----------
                                           598,704
                                       -----------
HEALTH CARE (0.1%)
HCA-The Healthcare
  Company                      2,200        88,594
Wellpoint Health
  Networks*                      400        38,124
                                       -----------
                                           126,718
                                       -----------
HOTELS & LODGING (0.0%)
Marriott International,
  Inc. Class A                   500        20,590
Park Place Entertainment
  Corp.*                       1,100        11,275
                                       -----------
                                            31,865
                                       -----------
INDUSTRIAL GOODS & SERVICES (0.0%)
W.W. Grainger, Inc.              900        30,465
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
INSURANCE (1.8%)
AFLAC, Inc.                    2,600   $    71,604
Allstate Corp.                 4,900       205,506
American General Corp.         3,800       145,350
American International
  Group, Inc.                 11,670       939,435
Chubb Corp.                      400        28,976
Cincinnati Financial
  Corp.                        1,100        41,731
Conseco, Inc.                 10,000       161,000
Lincoln National Corp.         1,700        72,199
Loews Corp.                      400        23,764
Marsh & McLennan
  Companies, Inc.              1,000        95,030
                                       -----------
                                         1,784,595
                                       -----------
MACHINERY & EQUIPMENT (0.1%)
McDermott International
  Inc.                         4,700        59,455
                                       -----------
MANUFACTURING (0.3%)
Honeywell International,
  Inc.                         1,912        78,010
Tyco International, Ltd.       5,239       226,482
                                       -----------
                                           304,492
                                       -----------
MEDICAL EQUIPMENT & SUPPLIES (1.1%)
Amgen, Inc.*                   4,500       270,844
Applera Corp.-Applied
  Biosystems Group             2,800        77,700
Guidant Corp.*                   300        13,497
Johnson & Johnson              5,900       516,073
Medtronic, Inc.                4,600       210,404
                                       -----------
                                         1,088,518
                                       -----------
METALS & MINING (0.2%)
Alcoa, Inc.                    4,500       161,775
Newmont Mining Corp.             700        11,284
                                       -----------
                                           173,059
                                       -----------
MULTIMEDIA (1.5%)
AOL Time Warner, Inc.*        15,550       624,333
Gannett Company, Inc.            600        35,832
McGraw-Hill Companies
  Inc.                           800        47,720

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
Viacom, Inc., Class B*        11,500   $   505,655
Walt Disney Co.                8,600       245,960
                                       -----------
                                         1,459,500
                                       -----------
OIL & GAS (2.2%)
Baker Hughes, Inc.             1,100        39,941
BP Amoco PLC (ADR)             7,014       348,035
Chevron Corp.                  1,200       105,360
Exxon Mobil Corp.             13,992     1,133,351
Royal Dutch Petroleum NY
  Shares                       1,900       105,336
Schlumberger, Ltd.             2,300       132,503
Sunoco, Inc.                     800        25,944
Texaco, Inc.                   1,100        73,040
Transocean Sedco Forex,
  Inc.                         1,300        56,355
Williams Companies, Inc.       3,500       149,975
                                       -----------
                                         2,169,840
                                       -----------
PAPER PRODUCTS (0.1%)
International Paper Co.        1,800        64,944
Weyerhaeuser Co.                 800        40,632
                                       -----------
                                           105,576
                                       -----------
PHARMACEUTICALS (3.4%)
Abbott Laboratories            5,300       250,107
American Home Products
  Corp.                        3,400       199,750
Biogen, Inc.*                    200        12,663
Bristol-Myers Squibb Co.       7,200       427,680
Cardinal Health, Inc.          1,500       145,125
Eli Lilly & Co.                3,700       283,642
King Pharmaceuticals,
  Inc.*                          700        28,525
Merck & Company, Inc.          8,000       607,200
Pfizer, Inc.                  24,150       988,942
Pharmacia Corp.                5,600       282,072
Schering-Plough Corp.          4,100       149,773
                                       -----------
                                         3,375,479
                                       -----------
PRINTING & PUBLISHING (0.1%)
Readers Digest Assoc.
  Class A                      2,000        54,960
                                       -----------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 26

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                                         MARKET
  SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
REAL ESTATE (0.0%)
Equity Office Properties
  Trust                          900   $    25,200
                                       -----------
RETAIL (2.1%)
Best Buy Company, Inc.*        1,500        53,940
Circuit City
  Stores-Circuit City
  Group                       14,700       155,820
Gap, Inc.                      3,100        73,532
Home Depot, Inc.               9,100       392,210
Limited, Inc.                  2,300        36,156
Target Corp.                   5,800       209,264
Wal-Mart Stores, Inc.         20,300     1,025,149
Walgreen Co.                   4,000       163,200
                                       -----------
                                         2,109,271
                                       -----------
TELECOMMUNICATIONS (3.1%)
AT&T Corp.                    19,349       412,134
BellSouth Corp.                3,100       126,852
Citizens Communications
  Co.                          2,400        30,360
Corning, Inc.                  1,400        28,966
General Motors Corp.
  Class H                      3,100        60,450
JDS Uniphase Corp.*            3,900        71,906
Lucent Technologies,
  Inc.                        17,790       177,366
Motorola, Inc.                 8,400       119,784
Nextel Communications,
  Inc. Class A*                2,200        31,625
Nortel Networks Corp.          4,800        67,440
Qualcomm, Inc.                 5,100       288,788
Qwest Communications
  International, Inc.         13,000       455,650
SBC Communications, Inc.      11,100       495,393
Scientific-Atlanta, Inc.       1,500        62,385
Sprint Corp. (PCS
  Group)*                      1,600        30,400
Verizon Communications         8,700       428,910
WorldCom, Inc.*               11,750       219,578
                                       -----------
                                         3,107,987
                                       -----------

                          SHARES OR
                          PRINCIPAL      MARKET
  SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
TRANSPORTATION & SHIPPING (0.2%)
CSX Corp.                      3,200   $   107,840
Delta Air Lines, Inc.            800        31,600
Southwest Airlines Co.         5,850       103,838
                                       -----------
                                           243,278
                                       -----------
UTILITIES (0.2%)
Enron Corp.                    4,000       232,400
                                       -----------
                                        33,781,198
--------------------------------------------------
TOTAL COMMON STOCKS (COST
  $69,491,283)                          65,614,956
--------------------------------------------------
PREFERRED STOCKS (0.1%)

GERMANY (0.1%)
BROADCASTING/CABLE (0.0%)
ProSieben Sat.1 Media AG         400         6,895
                                       -----------
COMPUTER SOFTWARE & PERIPHERALS (0.1%)
SAP AG                           670        77,059
                                       -----------
MANUFACTURING (0.0%)
Hugo Boss AG                      50        15,426
                                       -----------

RETAIL (0.0%)
Metro AG                         240         6,471
--------------------------------------------------
TOTAL PREFERRED STOCKS (COST
  $99,798)                                 105,851
--------------------------------------------------
U.S. TREASURY BONDS (13.9%)

UNITED STATES (13.9%)
U.S. Treasury Bond
  11.625%, 11/15/04       $3,400,000     4,189,966
  8.88%, 02/15/19          1,800,000     2,469,755
  7.875%, 02/15/21         2,200,000     2,794,392
  6.00%, 02/15/26          1,650,000     1,730,020
  5.25%, 02/15/29          2,775,000     2,631,971
--------------------------------------------------
TOTAL U.S. TREASURY BONDS (COST
  $13,450,104)                          13,816,104
--------------------------------------------------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
GLOBAL ASSET ALLOCATION FUND                                      MARCH 31, 2001

(Unaudited)

                          SHARES OR
                          PRINCIPAL      MARKET
  SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
U.S. TREASURY NOTES (18.1%)
UNITED STATES (18.1%)
U.S. Treasury Note
  5.88%, 09/30/02         $8,440,000   $ 8,645,606
  6.63%, 05/15/07          1,800,000     1,973,056
  6.13%, 08/15/07          3,435,000     3,677,865
  5.50%, 05/15/09          1,000,000     1,035,521
  5.75%, 08/15/10          2,600,000     2,740,548
--------------------------------------------------
TOTAL U.S. TREASURY NOTES (COST
  $17,484,063)                          18,072,596
--------------------------------------------------
WARRANT (0.0%)

CANADA (0.0%)
Inco, Ltd.                       945         4,051
--------------------------------------------------
MONEY MARKET FUND (1.3%)

UNITED STATES (1.3%)
Eureka Prime Money
  Market Fund -- Trust
  Class                    1,268,633     1,268,633
--------------------------------------------------
TOTAL INVESTMENTS (COST
  $101,801,815) (a) -- 99.2%            98,882,191
--------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.8%                      778,590
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%             $99,660,781
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $99,660,781.

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation........   $  7,376,295
Unrealized depreciation........    (10,295,919)
                                  ------------
Net unrealized depreciation....   $ (2,919,624)
                                  ============

 * Represents non-income producing securities.

ADR American Depositary Receipt.

FDR Finnish Depositary Receipt.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 28

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
INVESTMENT GRADE BOND FUND                                        MARCH 31, 2001

(Unaudited)

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
ASSET BACKED SECURITIES (2.1%)

GMAC Mortgage Corp.
  Loan Trust 7.52%,
  11/25/29               $  685,431   $    707,083
Honda Auto Lease Trust
  6.65%, 07/15/05         1,100,000      1,118,656
Onyx Acceptance Auto
  Trust 7.00%, 11/15/04   1,000,000      1,033,080
--------------------------------------------------
TOTAL ASSET BACKED SECURITIES
  (COST $2,787,838)                      2,858,819
--------------------------------------------------
  CORPORATE BONDS (17.7%)

AUTOMOTIVE (0.9%)
General Motors 7.40%,
  09/01/25                1,230,000      1,216,163
                                      ------------
ELECTRIC UTILITY (0.4%)
Philadelphia Electric
  6.63%, 03/01/03           500,000        511,250
                                      ------------
FINANCE & BANKING (6.2%)
Ford Motor Credit Corp.
  7.75%, 03/15/05           500,000        527,500
Inter-American
  Development Bank
  8.40%, 09/01/09           100,000        118,125
Liberty Financial Co.
  6.75%, 11/15/08         1,500,000      1,479,375
Mellon Bank 7.63%,
  09/15/07                  100,000        108,750
NationsBank 8.57%,
  11/15/24                1,000,000      1,125,000
Regions Financial Corp.
  7.75%, 09/15/24         2,495,000      2,619,749
Sunamerica, Inc.
  6.59%, 07/14/03           150,000        154,875
  8.13%, 04/28/23            75,000         81,563

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
Union Planters 6.25%,
  11/01/03               $1,200,000   $  1,204,500
Wells Fargo & Co.
  6.625%, 04/15/13        1,000,000        990,000
                                      ------------
                                         8,409,437
                                      ------------
FOOD PRODUCTS & SERVICES (0.7%)
Archer Daniels 6.63%,
  05/01/29                1,000,000        960,000
                                      ------------
HOTELS & LODGING (0.4%)
Hilton Hotels 7.70%,
  07/15/02                  500,000        506,875
                                      ------------
INDUSTRIAL GOODS & SERVICES (2.6%)
Bowater, Inc. 9.00%,
  08/01/09                  500,000        542,500
Brunswick Corp. 7.38%,
  09/01/23                1,000,000        883,750
Harsco Corp. 6.00%,
  09/15/03                  500,000        505,000
Lockheed Martin Corp.
  7.625%, 06/15/25          500,000        512,500
Lowe's Companies, Inc.
  7.11%, 05/15/37         1,000,000      1,046,250
                                      ------------
                                         3,490,000
                                      ------------
MANUFACTURING (0.4%)
Tenneco Packaging
  7.20%, 12/15/05           500,000        493,125
                                      ------------
OIL & GAS (0.8%)
Ashland Oil, Inc.
  9.20%, 04/24/06           500,000        561,250
Columbia Energy Group
  6.80%, 11/28/05           500,000        512,500
                                      ------------
                                         1,073,750
                                      ------------
PHARMACEUTICALS (0.4%)
Eli Lilly & Co.
  8.38%, 12/01/06           500,000        564,375
                                      ------------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 2001

(Unaudited)

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
RETAIL (3.1%)
Hertz Corp. 6.30%,
  11/15/06               $2,000,000   $  2,030,000
Limited, Inc. 7.80%,
  05/15/02                  500,000        511,250
Wal-Mart Stores, Inc.
  6.75%, 05/15/02             2,000          2,038
  8.00%, 09/15/06         1,500,000      1,678,125
                                      ------------
                                         4,221,413
                                      ------------
TELECOMMUNICATIONS (1.6%)
Airtouch
  Communications, Inc.
  7.00%, 10/01/03           665,000        688,275
Bellsouth
  Telecommunications,
  Inc. 7.00%, 10/01/25      500,000        481,250
GTE Hawaiian Telephone
  Series A 7.00%,
  02/01/06                1,000,000      1,045,000
                                      ------------
                                         2,214,525
                                      ------------
TRANSPORTATION & SHIPPING (0.2%)
Norfolk Southern Corp.
  8.13%, 11/15/03           250,000        266,875
--------------------------------------------------
TOTAL CORPORATE BONDS (COST
  $24,118,251)                          23,927,788
--------------------------------------------------
  FOREIGN BONDS (1.5%)

Canadian Global Bond
  6.38%, 07/21/05         1,000,000      1,047,500
People's Republic of
  China
  6.63%, 01/15/03           500,000        509,375
State of Israel
  6.38%, 12/15/05           495,000        494,381
--------------------------------------------------
TOTAL FOREIGN BONDS (COST
  $2,003,288)                            2,051,256
--------------------------------------------------

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
  MORTGAGE BACKED SECURITIES (36.1%)

FANNIE MAE (10.7%)
Fannie Mae
  Pool #251140
    7.00%, 08/01/27      $  310,864   $    314,651
  Pool #303585
    7.00%, 10/01/25         322,671        326,601
  Pool #313644
    7.00%, 08/01/27         130,619        132,210
  Pool #344263
    7.00%, 05/01/26         173,205        175,315
  Pool #369427
    7.00%, 01/01/27         106,584        107,882
  Pool #380721
    6.22%, 10/01/08       2,727,306      2,726,432
  Pool #381100
    5.77%, 01/01/09         972,032        966,560
  Pool #394444
    7.00%, 07/01/27         925,810        937,087
  Pool #396535
    7.00%, 11/01/27         427,718        432,928
  Pool #532574
    8.00%, 06/01/15       1,718,145      1,779,878
  Pool #534157
    7.50%, 04/01/30          40,917         41,863
  Pool #535469
    6.50%, 07/01/30       4,808,335      4,793,284
  Pool #547005
    7.50%, 07/01/30          39,783         40,703
  Pool #550792
    7.50%, 10/01/30         169,286        173,200
  Pool #552555
    7.50%, 09/01/30          22,910         23,440
  Pool #556077
    7.50%, 11/01/30       1,490,880      1,525,349
                                      ------------
                                        14,497,383
                                      ------------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 30

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 2001

(Unaudited)

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
FREDDIE MAC (9.4%)
Freddie Mac
  Pool #C00544
    6.50%, 06/01/27      $  435,732   $    434,777
  Pool #C00835
    6.50%, 07/01/29       1,828,667      1,824,662
  Pool #C00896
    7.50%, 12/01/29       4,602,972      4,712,293
  Pool #D77827
    6.50%, 02/01/27         799,954        798,202
  Pool #D81274
    6.50%, 07/01/27          30,984         30,916
  Pool #D83661
    6.50%, 11/01/27         687,229        685,724
  Pool #D83833
    6.50%, 11/01/27         644,278        642,867
  Pool #D83835
    6.50%, 11/01/27         380,169        379,336
  Pool #D83900
    6.50%, 11/01/27         426,421        425,487
  Pool #D83967
    6.50%, 11/01/27          46,564         46,462
  Pool #D83991
    6.50%, 11/01/27         599,547        598,234
  Pool #D84075
    6.50%, 11/01/27         219,665        219,184
  Pool #E81217
    7.00%, 09/01/15       1,849,850      1,892,620
                                      ------------
                                        12,690,764
                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (16.0%)
GNMA
  Pool #437447
    7.00%, 11/15/12       1,211,099      1,246,293
  Pool #458347
    7.00%, 11/15/12         658,435        677,570
  Pool #780717
    7.00%, 02/15/28       2,247,754      2,281,471
  Series I, Pool
    #354602
    7.00%, 06/15/23         743,579        755,662
  Series I, Pool
    #780204
    7.00%, 07/15/25       1,497,521      1,519,984

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
  Series II, Pool #2118
    7.50%, 11/20/25      $   84,864   $     86,746
  Series II, Pool #2271
    8.50%, 08/20/26         172,211        178,023
  Series II, Pool #2473
    7.50%, 08/20/27         755,831        772,595
  Series II, Pool #2474
    8.00%, 08/20/27         617,198        635,516
  Series II, Pool #2498
    7.50%, 10/20/27         472,942        483,432
  Series II, Pool #2516
    6.50%, 11/20/12         686,692        696,560
  Series II, Pool #2562
    6.00%, 03/20/28         100,288         98,124
  Series II, Pool #2576
    6.00%, 04/20/28       4,903,827      4,798,052
  Series II, Pool #2657
    6.00%, 10/20/28         797,367        780,168
  Series II, Pool #2671
    6.00%, 11/20/28       1,752,030      1,714,239
  Series II, Pool #2687
    6.00%, 12/20/28         879,634        860,661
  Series II, Pool #2897
    8.00%, 03/20/30       4,000,003      4,118,724
                                      ------------
                                        21,703,820
--------------------------------------------------
TOTAL MORTGAGE BACKED SECURITIES
  (COST $48,152,108)                    48,891,967
--------------------------------------------------
  MUNICIPAL BONDS (2.4%)

REVENUE BONDS (1.0%)
Philadelphia Retirement
  System
  6.35%, 04/15/28         1,500,000      1,404,375
                                      ------------
SPECIAL PURPOSE (1.4%)
Toll Road Part II zero
  coupon, 02/15/09
  Callable (b)            3,000,000      1,815,000
--------------------------------------------------
TOTAL MUNICIPAL BONDS (COST
  $3,174,247)                            3,219,375
--------------------------------------------------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 2001

(Unaudited)

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
U.S. GOVERNMENT SPONSORED ENTERPRISE/ U.S. AGENCY
                DEBENTURES (28.3%)

FANNIE MAE (9.9%)
Fannie Mae
  6.75%, 08/15/02        $1,500,000   $  1,543,125
  6.80%, 01/10/03         2,600,000      2,697,032
  6.00%, 03/12/04         1,000,000      1,012,820
  7.00%, 07/15/05         3,500,000      3,740,625
  7.125%, 03/15/07        2,000,000      2,177,400
  6.60%, 07/16/07         2,000,000      2,084,860
                                      ------------
                                        13,255,862
                                      ------------
FEDERAL FARM CREDIT BANK (2.4%)
Federal Farm Credit
  Bank
  6.32%, 06/04/01           100,000        100,289
  9.20%, 08/22/05           100,000        115,529
  6.30%, 12/03/13         3,000,000      3,086,250
                                      ------------
                                         3,302,068
                                      ------------
FEDERAL HOME LOAN BANK (1.6%)
Federal Home Loan Bank
  5.44%, 10/15/03         1,000,000      1,017,870
  5.88%, 02/23/06         1,110,000      1,137,717
                                      ------------
                                         2,155,587
                                      ------------
FREDDIE MAC (7.7%)
Freddie Mac
  6.00%, 08/15/02         2,000,000      2,038,520
  7.13%, 11/18/02           500,000        519,865
  7.375%, 05/15/03        3,500,000      3,692,500
  5.75%, 04/15/08         2,000,000      2,029,160
  6.875%, 09/15/10        2,000,000      2,165,000
                                      ------------
                                        10,445,045
                                      ------------
GENERAL SERVICES ADMINISTRATION (4.7%)
National Archive
  8.50%, 09/01/19         5,351,819      6,335,215
                                      ------------
STUDENT LOAN MARKETING ASSOCIATION (0.4%)
SLMA 8.44%, 12/01/16        450,000        550,787
                                      ------------

                         PRINCIPAL       MARKET
 SECURITY DESCRIPTION      AMOUNT        VALUE
--------------------------------------------------
TENNESSEE VALLEY AUTHORITY (1.6%)
Tennessee Valley
  Authority 5.98%,
  04/01/36               $1,650,000   $  1,703,625
Tennessee Valley
  Authority Global
  6.75%, 11/01/25           500,000        525,625
                                      ------------
                                         2,229,250
--------------------------------------------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE/U.S.
AGENCY DEBENTURES
  (COST $36,811,146)                    38,273,814
--------------------------------------------------
         U.S. TREASURY DEBENTURES (9.2%)

INTEREST ONLY STRIPPED SECURITIES (0.0%)
U.S. Treasury
  6.54%, 02/15/19           100,000         35,804
                                      ------------
U.S. TREASURY BONDS (8.2%)
U.S. Treasury Bond
  11.88%, 11/15/03        1,600,000      1,893,424
  13.75%, 08/15/04        1,000,000      1,284,370
  12.00%, 05/15/05          160,000        203,830
  8.88%, 02/15/19         2,400,000      3,293,760
  8.75%, 05/15/20         2,000,000      2,738,480
  6.125%, 11/15/27          500,000        534,215
  6.25%, 05/15/30         1,000,000      1,098,590
                                      ------------
                                        11,046,669
                                      ------------
U.S. TREASURY NOTES (1.0%)
U.S. Treasury Note
  6.25%, 07/31/02           685,000        703,180
  6.38%, 08/15/02           200,000        205,838
  4.25%, 11/15/03           500,000        498,885
                                      ------------
                                         1,407,903
--------------------------------------------------
TOTAL U.S. TREASURY DEBENTURES
  (COST $11,958,949)                    12,490,376
--------------------------------------------------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 32

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
INVESTMENT GRADE BOND FUND                                        MARCH 31, 2001

(Unaudited)

                                         MARKET
 SECURITY DESCRIPTION      SHARES        VALUE
--------------------------------------------------
             MONEY MARKET FUND (1.8%)

Eureka Prime Money
  Market Fund --
  Trust Class             2,472,212   $  2,472,212
--------------------------------------------------
TOTAL INVESTMENTS (COST
  $131,478,039) (a) -- 99.1%           134,185,607
--------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.9%                    1,188,138
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%            $135,373,745
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $135,373,745.

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation           $3,471,280
Unrealized depreciation             (763,713)
                                  ----------
Net unrealized appreciation       $2,707,567
                                  ==========

(b) Represents a restricted security purchase under Rule 144A or 4(2) which is exempt from registration under the Securities Act of 1933, as amended.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
PRIME MONEY MARKET FUND                                           MARCH 31, 2001

(Unaudited)

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION     AMOUNT          COST
--------------------------------------------------
COMMERCIAL PAPER (42.2%)

AEROSPACE & MILITARY TECHNOLOGY (0.5%)
General Dynamics Corp.
  5.00%, 05/15/01       $ 1,900,000   $  1,888,389
                                      ------------
CONSUMER GOODS & SERVICES (4.1%)
7-Eleven, Inc.
  5.04%, 04/23/01         6,555,000      6,534,811
Marsh Supermarkets,
  Inc.
  4.72%, 06/07/01         8,145,000      8,073,450
                                      ------------
                                        14,608,261
                                      ------------
ELECTRIC UTILITY (2.3%)
National Rural
  Utilities
  5.00%, 04/17/01           400,000        399,111
  4.85%, 05/11/01         3,810,000      3,789,468
  4.86%, 05/25/01         4,000,000      3,970,840
                                      ------------
                                         8,159,419
                                      ------------
FINANCIAL SERVICES (20.7%)
Abbey National North
  America
  4.98%, 04/17/01           500,000        498,893
  5.00%, 04/19/01           539,000        537,653
  4.92%, 05/02/01         2,000,000      1,991,527
American Express
  5.23%, 04/06/01         2,400,000      2,398,257
  5.02%, 04/09/01         1,700,000      1,698,104
American Honda
  Finance Corp.
  4.90%, 04/18/01         5,000,000      4,988,431
Bear Stearns
  Companies, Inc.
  5.01%, 05/10/01         4,000,000      3,978,290
Caterpillar Financial
  Service Corp.
  5.00%, 04/27/01         6,000,000      5,978,333
Ford Motor Credit
  5.05%, 04/18/01           185,000        184,559
Fuji Photo Finance
  5.32%, 04/04/01         9,400,000      9,395,835

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION     AMOUNT          COST
--------------------------------------------------
General Electric
  Capital Corp.
  5.22%, 04/03/01       $ 2,000,000   $  1,999,420
  5.18%, 04/09/01           150,000        149,827
GMAC
  4.82%, 05/30/01         1,000,000        992,101
Hyundai Motor Finance
  5.00%, 04/30/01         6,000,000      5,975,833
Merrill Lynch & Co.
  5.33%, 04/04/01           675,000        674,700
Receivables Capital
  Corp.
  5.28%, 04/06/01         2,000,000      1,998,533
  4.90%, 04/16/01         7,000,000      6,985,708
  4.94%, 04/27/01         1,000,000        996,432
Toyota Motors
  Credit Corp.
  4.88%, 04/20/01         2,700,000      2,693,046
  4.85%, 05/04/01         5,000,000      4,977,771
UBS Finance
  5.20%, 04/02/01         2,055,000      2,054,703
Verizon Global
  Funding Corp.
  5.03%, 04/12/01           300,000        299,539
  4.92%, 04/19/01         2,000,000      1,995,080
Verizon Network
  Funding
  5.02%, 04/06/01         2,325,000      2,323,379
  5.32%, 04/17/01           665,000        663,428
  5.07%, 04/30/01           350,000        348,571
  4.87%, 05/11/01         3,000,000      2,983,767
  4.86%, 05/18/01         4,000,000      3,974,607
                                      ------------
                                        73,736,327
                                      ------------
INDUSTRIAL (2.1%)
Parker Hannifin Corp.
  5.22%, 04/02/01         1,600,000      1,599,768
  5.05%, 04/09/01         2,450,000      2,447,251
  5.02%, 04/17/01           492,000        490,902
United Technologies
  Corp.
  4.95%, 04/25/01         3,065,000      3,054,885
                                      ------------
                                         7,592,806
                                      ------------

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 34

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 2001

(Unaudited)

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION     AMOUNT          COST
--------------------------------------------------
INSURANCE (6.4%)
Alfa Corp.
  5.20%, 04/12/01       $ 4,000,000   $  3,993,644
  5.00%, 04/17/01         4,000,000      3,991,111
  5.03%, 04/20/01         1,000,000        997,345
General Reinsurance
  Corp.
  4.92%, 04/24/01         6,000,000      5,981,141
  4.90%, 05/02/01         4,000,000      3,983,114
JHM Funding
  5.26%, 04/02/01         3,257,000      3,256,524
  5.28%, 04/06/01           553,000        552,594
                                      ------------
                                        22,755,473
                                      ------------
LEASING (0.2%)
Fleet Funding
  5.24%, 04/06/01           543,000        542,605
                                      ------------
MULTIMEDIA (0.5%)
Gannett Company, Inc.
  4.90%, 04/16/01         1,800,000      1,796,325
                                      ------------
PAPER PRODUCTS (1.1%)
Bemis Company, Inc.
  5.08%, 04/23/01         4,000,000      3,987,582
                                      ------------
PHARMACEUTICALS (3.1%)
Abbott Laboratories
  5.07%, 04/05/01         7,000,000      6,996,057
  4.90%, 04/26/01         3,000,000      2,989,792
Schering-Plough Corp.
  4.90%, 04/25/01         1,000,000        996,733
                                      ------------
                                        10,982,582
                                      ------------
RETAIL (0.3%)
Wal-Mart Stores, Inc.
  4.98%, 04/12/01         1,116,000      1,114,302
                                      ------------
TELECOMMUNICATIONS (0.9%)
BellSouth Corp.
  5.00%, 04/11/01         3,091,000      3,086,707
--------------------------------------------------
TOTAL COMMERCIAL PAPER (AMORTIZED
  COST $150,250,778)                   150,250,778
--------------------------------------------------

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION     AMOUNT          COST
--------------------------------------------------
             CORPORATE BONDS (20.4%)

AUTOMOTIVE (1.7%)
Ford Capital BV
  9.375%, 05/15/01      $ 1,981,000   $  1,990,248
  9.50%, 07/01/01            60,000         60,496
Ford Motor Co.
  9.00%, 09/15/01         3,900,000      3,961,471
                                      ------------
                                         6,012,215
                                      ------------
ELECTRIC UTILITY (0.0%)
National Rural
  Utilities
  6.75%, 09/01/01           125,000        125,684
                                      ------------
FINANCE & BANKING (17.7%)
American Express Co.
  8.50%, 08/15/01           264,000        265,749
American Express
  Credit Corp.
  6.75%, 06/01/01           127,000        126,880
  6.125%, 11/15/01          100,000         99,628
American General
  Finance Corp.
  5.39%, 12/07/01            50,000         49,432
Associates Corporation
  of North America
  6.625%, 05/15/01          213,000        213,293
  6.70%, 05/29/01           575,000        575,127
  6.00%, 06/15/01            75,000         74,921
  7.875%, 09/30/01          255,000        256,255
  6.45%, 10/15/01           140,000        140,825
  5.50%, 02/15/02           200,000        200,841
  7.50%, 04/15/02           220,000        225,487
AT&T Capital Corp.
  6.25%, 05/15/01         5,675,000      5,674,582
  7.00%, 08/15/01           510,000        510,641
Bank of America Corp.
  9.50%, 04/01/01           399,000        399,000
  6.65%, 05/01/01         1,000,000      1,001,186
  6.625%, 05/30/01          700,000        701,156
  9.875%, 06/01/01          250,000        251,762
  8.125%, 02/01/02          479,000        489,221
  8.375%, 03/15/02          178,000        182,853

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 2001

(Unaudited)

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION     AMOUNT          COST
--------------------------------------------------
Bear Stearns
  Companies, Inc.
  6.75%, 05/01/01       $   100,000   $    100,106
  5.14%, 04/25/01*        5,000,000      5,000,000
Beneficial Corp.
  9.14%, 06/15/01         1,500,000      1,512,216
  6.60%, 06/22/01           100,000         99,949
Boeing Capital Corp.
  6.35%, 07/26/01           100,000        100,243
Caterpillar Financial
  Services Corp.
  6.75%, 06/15/01         2,000,000      2,007,112
CIT Group, Inc.
  5.85%, 04/09/01         1,350,000      1,349,690
  5.50%, 10/15/01           130,000        129,056
Citicorp
  9.50%, 02/01/02           350,000        361,697
Citigroup, Inc.
  9.50%, 03/01/02           200,000        207,725
Continental Bank
  12.50%, 04/01/01        4,000,000      4,000,000
Ford Motor Credit
  7.00%, 09/25/01         2,825,000      2,844,480
  6.11%, 12/28/01           200,000        200,816
  8.20%, 02/15/02            50,000         51,000
  6.50%, 02/28/02         2,300,000      2,326,920
General Electric Capital Corp.
  6.02%, 05/04/01         1,500,000      1,501,324
  6.35%, 09/15/01           100,000         99,736
  6.33%, 09/17/01           100,000        100,376
  5.50%, 11/01/01           400,000        398,051
GMAC
  5.80%, 04/09/01         1,000,000      1,000,039
  5.95%, 04/20/01           100,000         99,951
  6.70%, 04/30/01         1,000,000      1,001,141
  7.125%, 05/01/01          235,000        235,076
  6.875%, 07/15/01          125,000        124,914
  5.40%, 11/15/01           500,000        499,988
  6.375%, 12/01/01          380,000        379,644
  5.35%, 12/07/01           100,000         99,068
  5.50%, 12/15/01           115,000        114,173
  6.625%, 01/10/02          250,000        252,419

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION     AMOUNT          COST
--------------------------------------------------
  5.50%, 01/14/02       $ 1,991,000   $  1,994,314
  6.00%, 02/01/02         1,000,000      1,006,638
  8.50%, 02/04/02           101,000        103,722
  6.75%, 02/07/02         2,000,000      2,023,524
Household Bank
  6.87%, 05/15/01         5,000,000      5,007,127
Household Finance
  Corp.
  6.78%, 04/17/01         3,000,000      3,001,731
  6.06%, 05/14/01           295,000        294,630
  8.375%, 11/15/01           50,000         50,356
IBM Credit Corp.
  5.76%, 05/15/01           100,000         99,901
  6.64%, 10/29/01           125,000        125,086
  7.00%, 01/28/02         1,250,000      1,267,352
International Lease
  Finance Corp.
  8.875%, 04/15/01          180,000        180,208
  5.95%, 06/01/01           320,000        320,181
  6.375%, 08/01/01          100,000        100,322
John Deere Capital
  Corp.
  5.35%, 10/23/01           170,000        168,668
Merrill Lynch & Co.
  6.02%, 04/16/01         1,000,000      1,000,101
  6.02%, 05/11/01           300,000        300,183
  6.46%, 08/08/01           245,000        245,540
  5.87%, 11/15/01           100,000        100,302
  5.71%, 01/15/02         3,000,000      3,010,384
Morgan Stanley Dean Witter & Co.
  6.70%, 05/01/01           100,000         99,989
  8.875%, 10/15/01           50,000         50,433
NationsBank Corp.
  5.85%, 08/01/01           100,000        100,084
  7.00%, 09/15/01           200,000        200,086
Salomon Smith Barney Holdings
  9.25%, 05/01/01           145,000        145,384
  6.15%, 05/04/01         3,000,000      3,003,080
  6.65%, 07/15/01           100,000         99,925
Toyota Motors Credit
  Corp.
  5.50%, 09/17/01           100,000         99,313
Travelers Group, Inc.
  7.25%, 05/01/01         1,000,000      1,001,677

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 36

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 2001

(Unaudited)

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION     AMOUNT          COST
--------------------------------------------------
Wells Fargo Financial, Inc.
  7.75%, 08/15/01       $   144,000   $    144,512
  6.375%, 11/15/01           50,000         49,763
  7.875%, 02/15/02          280,000        285,966
                                      ------------
                                        63,316,231
                                      ------------
INDUSTRIAL (0.1%)
United Technologies
  Corp.
  6.40%, 09/15/01           200,000        200,926
                                      ------------
INSURANCE (0.6%)
Travelers Property Casualty
  6.75%, 04/15/01         1,970,000      1,970,446
                                      ------------
RETAIL (0.2%)
Wal-Mart Stores, Inc.
  8.625%, 04/01/01          675,000        675,000
                                      ------------
TELECOMMUNICATIONS (0.1%)
GTE Northwest, Inc.
  7.375%, 05/01/01          250,000        250,270
--------------------------------------------------
TOTAL CORPORATE BONDS (AMORTIZED
  COST $72,550,772)                     72,550,772
--------------------------------------------------
               FOREIGN BOND (0.0%)

FINANCIAL SERVICES (0.0%)
Ford Motor Credit
  6.875%, 06/05/01           60,000         60,058
--------------------------------------------------
TOTAL FOREIGN BOND
  (AMORTIZED COST $60,058)                  60,058
--------------------------------------------------
                FANNIE MAE (1.4%)
  4.46%, 04/17/01*        4,000,000      4,000,000
  5.35%, 04/05/02         1,000,000      1,000,000
--------------------------------------------------
TOTAL FANNIE MAE
  (COST $5,000,000)                      5,000,000
--------------------------------------------------
         FEDERAL FARM CREDIT BANK (1.4%)

  4.785%, 04/03/01*       5,000,000      5,000,000
--------------------------------------------------
TOTAL FEDERAL FARM CREDIT BANK
  (COST $5,000,000)                      5,000,000
--------------------------------------------------

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION     AMOUNT          COST
--------------------------------------------------
          FEDERAL HOME LOAN BANK (3.2%)

  4.655%, 04/12/01*     $ 2,000,000   $  2,000,000
  4.525%, 04/01/01*       3,100,000      3,099,958
  5.37%, 10/15/01           250,000        249,820
  5.25%, 10/22/01           900,000        893,633
  5.50%, 01/28/02           200,000        199,974
  4.80%, 04/18/01*        5,000,000      5,000,000
--------------------------------------------------
TOTAL FEDERAL HOME LOAN BANK
  (AMORTIZED COST $11,443,385)          11,443,385
--------------------------------------------------
                FREDDIE MAC (0.9%)

  5.04%, 10/29/01           500,000        495,783
  4.615%, 04/26/01*       2,600,000      2,598,872
--------------------------------------------------
TOTAL FREDDIE MAC
  (AMORTIZED COST $3,094,655)            3,094,655
--------------------------------------------------
    STUDENT LOAN MARKETING ASSOCIATION (8.2%)

  5.785%, 04/19/01          500,000        500,093
  4.755%, 04/03/01*       5,000,000      4,999,143
  4.805%, 04/03/01*       2,500,000      2,500,864
  4.755%, 04/03/01*       5,000,000      4,999,839
  5.005%, 04/03/01*       5,000,000      5,000,001
  4.755%, 04/03/01*       5,000,000      5,000,000
  4.805%, 04/03/01*       3,000,000      2,999,801
  4.795%, 04/03/01*       3,000,000      2,999,490
  4.755%, 04/04/01*         300,000        299,373
--------------------------------------------------
TOTAL STUDENT LOAN MARKETING ASSOCIATION
  (AMORTIZED COST $29,298,604)          29,298,604
--------------------------------------------------
     U.S. GOVERNMENT AGENCY MORTGAGES (9.6%)

Small Business Administration
  Pool #501982
    7.50%, 04/01/01*        368,142        372,900
  Pool #502001
    7.50%, 04/01/01*      1,101,532      1,110,750
  Pool #502105
    6.50%, 04/01/01*        677,396        687,824

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
PRIME MONEY MARKET FUND                                           MARCH 31, 2001

(Unaudited)

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION     AMOUNT          COST
--------------------------------------------------
  Pool #502139
    7.50%, 04/01/01*    $   395,859   $    399,382
  Pool #502245
    7.50%, 04/01/01*      1,410,515      1,434,814
  Pool #502253
    6.375%, 04/01/01*       300,313        300,313
  Pool #502268
    7.50%, 04/01/01*        557,005        562,190
  Pool #502275
    6.375%, 04/01/01*       164,770        165,188
  Pool #502401
    7.25%, 04/01/01*        265,003        266,491
  Pool #504073
    7.00%, 04/01/01*        811,850        813,205
  Pool #505026
    6.25%, 04/01/01*      5,815,046      5,812,437
  Pool #505071
    6.25%, 04/01/01*      5,719,784      5,717,174
  Pool #505098
    6.25%, 04/01/01*      4,784,486      4,782,280
  Pool #505128
    7.25%, 04/01/01*      2,233,753      2,232,708
  Pool #505163
    6.25%, 04/01/01*        486,704        486,474
  Pool #505236
    7.15%, 04/01/01*      3,642,477      3,635,347
  Pool #505341
    6.95%, 04/01/01*      3,500,000      3,498,251
  Pool #505344
    5.95%, 04/01/01*      2,000,000      1,999,000
--------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
  (AMORTIZED COST $34,276,728)          34,276,728
--------------------------------------------------

                         SHARES OR
                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION     AMOUNT          COST
--------------------------------------------------
           REPURCHASE AGREEMENT (9.0%)

Bank of America
  5.25%, 04/02/01
  dated 03/30/01
  (Collateralized by
  FNMAs and FGLMC)      $31,884,000   $ 31,884,000
--------------------------------------------------
TOTAL REPURCHASE AGREEMENT
  (COST $31,884,000)                    31,884,000
--------------------------------------------------
            MONEY MARKET FUNDS (3.4%)

Federated Prime Cash
  Obligation Fund         6,000,000      6,000,000
Provident TempFund        6,000,000      6,000,000
--------------------------------------------------
TOTAL MONEY MARKET FUNDS (COST
  $12,000,000)                          12,000,000
--------------------------------------------------
TOTAL INVESTMENTS
  (AMORTIZED COST $354,858,980) (a) --
  99.7%                                354,858,980
--------------------------------------------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.3%                      956,015
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%            $355,814,995
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $355,814,995.

(a) Cost and value for financial reporting and federal income tax purposes are the same.

 * Denotes variable rate security. Rate presented represents rate in effect on March 31, 2001. Maturity date reflects next rate change date.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 38

EUREKA FUNDS                                   SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. TREASURY OBLIGATIONS FUND                                    MARCH 31, 2001

(Unaudited)

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION     AMOUNT          COST
--------------------------------------------------
   U.S. GOVERNMENT GUARANTEED SECURITIES (6.1%)

GUARANTEED SECURITIES (6.1%)
Israel Aid, Series 5-B
  8.00%, 11/15/01       $ 1,000,000   $  1,010,118
Israel Aid, Series 8-B
  6.375%, 08/15/01        4,421,000      4,418,813
Private Export Funding
  Corp., Series II
  8.40%, 07/31/01         3,570,000      3,594,451
--------------------------------------------------
TOTAL U.S. GOVERNMENT GUARANTEED SECURITIES
  (AMORTIZED COST $9,023,382)            9,023,382
--------------------------------------------------
           U.S. TREASURY BILLS (13.4%)

U.S. Treasury Bill
  4.73%, 04/19/01        10,000,000      9,976,350
  4.46%, 05/10/01        10,000,000      9,951,683
--------------------------------------------------
TOTAL U.S. TREASURY BILLS
  (AMORTIZED COST $19,928,033)          19,928,033
--------------------------------------------------
           U.S. TREASURY NOTES (16.9%)

U.S. Treasury Note
  5.50%, 08/31/01         5,000,000      4,990,955
  6.50%, 08/31/01        20,000,000     20,165,815
--------------------------------------------------
TOTAL U.S. TREASURY NOTES
  (AMORTIZED COST $25,156,770)          25,156,770
--------------------------------------------------
     U.S. GOVERNMENT AGENCY MORTGAGES (12.4%)

Small Business Administration
  Pool #501910
    7.625%, 04/01/01*        58,501         58,501
  Pool #501967
    7.625%, 04/01/01*       340,398        340,398
  Pool #502014
    7.625%, 04/01/01*       464,706        466,272
  Pool #502202
    7.50%, 04/01/01*        218,813        218,495
  Pool #502203
    7.50%, 04/01/01*        831,650        838,726
  Pool #502221
    7.50%, 04/01/01*        411,008        413,458

                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION     AMOUNT          COST
--------------------------------------------------
  Pool #502240
    7.50%, 04/01/01*    $   109,513   $    109,513
  Pool #502610
    7.375%, 04/01/01*       229,599        229,599
  Pool #502988
    7.25%, 04/01/01*        217,511        217,511
  Pool #503274
    7.00%, 04/01/01*        273,093        273,093
  Pool #503308
    6.00%, 04/01/01*        465,997        464,619
  Pool #504228
    6.00%, 04/01/01*        459,079        459,079
  Pool #504824
    6.125%, 04/01/01*       915,859        912,283
  Pool #504996
    6.25%, 04/01/01*      3,343,090      3,343,090
  Pool #505026
    6.25%, 04/01/01*        969,174        968,740
  Pool #505128
    7.25%, 04/01/01*      1,992,162      1,991,231
  Pool #505160
    7.125%, 04/01/01*       149,065        148,784
  Pool #505236
    7.15%, 04/01/01*      2,625,000      2,619,861
  Pool #505303
    6.05%, 04/01/01*        800,000        800,000
  Pool #505341
    6.95%, 04/01/01*      2,477,691      2,476,452
  Pool #505344
    5.95%, 04/01/01*      1,000,000        999,500
--------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES
  (AMORTIZED COST $18,349,205)          18,349,205
--------------------------------------------------
REPURCHASE AGREEMENTS (42.2%)

Bank of America
  5.10%, 04/02/01
  dated 03/30/01
  (Collateralized by
  U.S. Treasury Notes)   31,303,000     31,303,000

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                        SCHEDULE OF PORTFOLIO INVESTMENTS--continued
U.S. TREASURY OBLIGATIONS FUND                                    MARCH 31, 2001

(Unaudited)

                         SHARES OR
                         PRINCIPAL     AMORTIZED
 SECURITY DESCRIPTION     AMOUNT          COST
--------------------------------------------------
Goldman Sachs
  5.24%, 04/02/01
  dated 03/30/01
  (Collateralized by
  U.S. Treasury Note)   $31,303,000   $ 31,303,000
--------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (COST $62,606,000)                    62,606,000
--------------------------------------------------
            MONEY MARKET FUNDS (5.7%)

Federated Treasury
  Obligations Fund        4,250,000      4,250,000
Provident T-Fund          4,250,000      4,250,000
--------------------------------------------------
TOTAL MONEY MARKET FUNDS (COST
  $8,500,000)                            8,500,000
--------------------------------------------------
TOTAL INVESTMENTS
  (AMORTIZED COST $143,563,390) (a) --
  96.7%                                143,563,390
--------------------------------------------------
OTHER ASSETS IN EXCESS
  OF LIABILITIES  --
  3.3%                                   4,883,340
--------------------------------------------------
TOTAL NET ASSETS -- 100.0%      $148,446,730
--------------------------------------------------

---------------

Percentages indicated are based on net assets of $148,446,730.

(a) Cost and value for financial reporting and federal income tax purposes are the same.

 * Denotes variable rate security. Rate presented represents rate in effect on March 31, 2001. Maturity date reflects next rate change date.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 40

EUREKA FUNDS                                STATEMENTS OF ASSETS AND LIABILITIES
                                                                  MARCH 31, 2001
(Unaudited)

                                                                                             INVESTMENT
                                                                           GLOBAL ASSET        GRADE
                                                           EQUITY FUND    ALLOCATION FUND    BOND FUND
                                                           ------------   ---------------   ------------

ASSETS:
  Investments, at value (cost $140,107,473; $101,801,815;
    and $131,478,039, respectively)......................  $140,072,163    $ 98,882,191     $134,185,607
  Foreign currency, at value (cost $0; $15,377; and $0,
    respectively)........................................            --          15,297               --
  Cash...................................................            --          81,660          346,419
  Interest and dividends receivable......................       136,720         716,124        1,555,039
  Receivable for capital shares sold.....................            --               2               --
  Receivable for investments sold........................     4,020,363           2,268               --
  Reclaims receivable....................................            --          27,234               --
  Deferred organization costs............................        11,731          11,731           11,731
  Prepaid expenses and other assets......................            --           4,148               --
                                                           ------------    ------------     ------------
    Total Assets.........................................   144,240,977      99,740,655      136,098,796
                                                           ------------    ------------     ------------
LIABILITIES:
  Payable to custodian...................................     3,986,014              --               --
  Dividends payable......................................        41,499              --          615,559
  Payable for capital shares redeemed....................            --              --                9
  Investment advisory fees payable.......................        93,849          77,915           68,560
  Administration fees payable............................         2,235           1,582            2,149
  Distribution fees payable..............................           278             328              320
  Other payables and accrued expenses....................        49,262              49           38,454
                                                           ------------    ------------     ------------
    Total Liabilities....................................     4,173,137          79,874          725,051
                                                           ------------    ------------     ------------
NET ASSETS...............................................  $140,067,840    $ 99,660,781     $135,373,745
                                                           ============    ============     ============
NET ASSETS CONSIST OF:
  Capital................................................  $137,069,824    $102,683,443     $133,812,086
  Accumulated undistributed (distributions in excess of)
    net investment income................................       (13,919)        285,910              551
  Accumulated undistributed (distributions in excess of)
    net realized gains on investments....................     3,047,244        (385,452)      (1,146,459)
  Net unrealized appreciation/depreciation of investments
    and foreign currency transactions....................       (35,309)     (2,923,120)       2,707,567
                                                           ------------    ------------     ------------
NET ASSETS...............................................  $140,067,840    $ 99,660,781     $135,373,745
                                                           ============    ============     ============
TRUST SHARES:
  Net Assets.............................................  $138,814,391    $ 98,257,720     $133,974,454
  Shares of Capital Stock Outstanding....................    20,665,538       9,594,782       13,485,970
                                                           ------------    ------------     ------------
  Net Asset Value (offering and redemption price per
    share)...............................................  $       6.72    $      10.24     $       9.93
                                                           ============    ============     ============
CLASS A SHARES:
  Net Assets.............................................  $  1,242,820    $  1,402,162     $  1,389,235
  Shares of Capital Stock Outstanding....................       186,209         137,086          139,553
                                                           ------------    ------------     ------------
  Net Asset Value (redemption price per share)...........  $       6.67    $      10.23     $       9.95
                                                           ============    ============     ============
  Maximum Sales Charge...................................          5.00%           5.00%            3.50%
                                                           ============    ============     ============
  Maximum Offering Price per Share (100%/(100% - Maximum
    Sales Charge) of Net Asset Value adjusted to the
    nearest cent)........................................  $       7.02    $      10.77     $      10.31
                                                           ============    ============     ============
CLASS B SHARES: (a)
  Net Assets.............................................  $     10,629    $        899     $     10,056
  Shares of Capital Stock Outstanding....................         1,594              88            1,011
                                                           ------------    ------------     ------------
  Net Asset Value (offering price per share).............  $       6.67    $      10.23     $       9.95
                                                           ============    ============     ============

---------------
(a) Redemption price per share varies by length of time the shares are held.
              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                STATEMENTS OF ASSETS AND LIABILITIES
                                                                  MARCH 31, 2001
(Unaudited)

                                                                    PRIME           U.S. TREASURY
                                                                 MONEY MARKET        OBLIGATIONS
                                                                     FUND               FUND
                                                              ------------------    -------------

ASSETS:
  Investments, at amortized cost............................     $322,974,980       $ 80,957,390
  Repurchase agreements, at cost............................       31,884,000         62,606,000
                                                                 ------------       ------------
  Total Investments.........................................      354,858,980        143,563,390
  Cash......................................................        4,625,313                624
  Interest and dividends receivable.........................        2,453,824            634,411
  Receivable for investments sold...........................               --          5,000,000
  Deferred organization cost................................           11,731             11,731
                                                                 ------------       ------------
    Total Assets............................................      361,949,848        149,210,156
                                                                 ------------       ------------
LIABILITIES:
  Dividends payable.........................................        1,441,074            670,076
  Payable for investments purchased.........................        4,460,411                 --
  Investment advisory fees payable..........................           92,066             28,117
  Administration fees payable...............................            5,708              2,411
  Distribution fees payable.................................           61,460             27,886
  Other payables and accrued expenses.......................           74,134             34,936
                                                                 ------------       ------------
    Total Liabilities.......................................        6,134,853            763,426
                                                                 ------------       ------------
NET ASSETS..................................................     $355,814,995       $148,446,730
                                                                 ============       ============
NET ASSETS CONSIST OF:
  Capital...................................................     $355,872,146       $148,464,534
  Accumulated undistributed net investment income...........              515                367
  Accumulated undistributed net realized loss on
    investments.............................................          (57,666)           (18,171)
                                                                 ------------       ------------
NET ASSETS..................................................     $355,814,995       $148,446,730
                                                                 ============       ============
TRUST SHARES:
  Net Assets................................................     $ 63,524,402       $ 33,872,821
  Shares of Capital Stock Outstanding.......................       63,553,228         33,881,525
                                                                 ------------       ------------
  Net Asset Value (offering and redemption price per
    share)..................................................     $       1.00       $       1.00
                                                                 ============       ============
CLASS A SHARES:
  Net Assets................................................     $292,280,552       $114,563,868
  Shares of Capital Stock Outstanding.......................      292,309,402        114,573,334
                                                                 ------------       ------------
  Net Asset Value (offering and redemption price per
    share)..................................................     $       1.00       $       1.00
                                                                 ============       ============
CLASS B SHARES: (a)
  Net Assets................................................     $     10,041       $     10,041
  Shares of Capital Stock Outstanding.......................           10,041             10,041
                                                                 ------------       ------------
  Net Asset Value (offering price per share)................     $       1.00       $       1.00
                                                                 ============       ============

---------------

(a) Redemption price per share varies by length of time the shares are held.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 42

EUREKA FUNDS                                            STATEMENTS OF OPERATIONS

                                         FOR THE SIX MONTHS ENDED MARCH 31, 2001
(Unaudited)

                                                                                         INVESTMENT
                                                                    GLOBAL ASSET           GRADE
                                                   EQUITY FUND     ALLOCATION FUND       BOND FUND
                                                   ------------    ---------------    ----------------
INVESTMENT INCOME:
  Interest.......................................  $         --     $    752,086        $ 4,697,435
  Dividends (net of foreign withholding tax of
    $513; $22,273; and $0, respectively).........     1,021,764          407,417             68,984
                                                   ------------     ------------        -----------
    Total Income.................................     1,021,764        1,159,503          4,766,419
                                                   ------------     ------------        -----------
EXPENSES:
  Investment advisory fees.......................       653,040          400,117            436,782
  Administration fees............................       168,141           85,839            140,563
  12b-1 fees - Class A...........................         1,990            2,233              2,019
  12b-1 fees - Class B...........................             2                1                 15
  Shareholder service fees - Class A.............         1,990            2,233              2,019
  Fund accounting fees...........................        27,145           45,907             25,717
  Transfer agent fees............................        23,191           17,731             18,561
  Organization costs.............................         3,707            3,707              3,707
  Other..........................................        57,120           52,619             55,208
                                                   ------------     ------------        -----------
    Total expenses before
      waivers/reimbursements.....................       936,326          610,387            684,591
    Less expenses waived/reimbursed..............       (63,632)         (30,112)           (53,151)
                                                   ------------     ------------        -----------
    Net Expenses.................................       872,694          580,275            631,440
                                                   ------------     ------------        -----------
NET INVESTMENT INCOME............................       149,070          579,228          4,134,979
                                                   ------------     ------------        -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investments and
    foreign currency transactions................     6,159,135         (510,037)         1,124,192
  Net change in unrealized
    appreciation/depreciation of investments and
    foreign currency transactions................   (44,624,901)     (12,697,310)         5,368,299
                                                   ------------     ------------        -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS....................................   (38,465,766)     (13,207,347)         6,492,491
                                                   ------------     ------------        -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS...  $(38,316,696)    $(12,628,119)       $10,627,470
                                                   ============     ============        ===========

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                            STATEMENTS OF OPERATIONS

                                         FOR THE SIX MONTHS ENDED MARCH 31, 2001
(Unaudited)

                                                                 PRIME        U.S. TREASURY
                                                              MONEY MARKET     OBLIGATIONS
                                                                  FUND            FUND
                                                              ------------    -------------
INVESTMENT INCOME:
  Interest..................................................  $10,554,488      $4,967,746
  Dividends.................................................      367,446         250,577
                                                              -----------      ----------
    Total Income............................................   10,921,934       5,218,323
                                                              -----------      ----------
EXPENSES:
  Investment advisory fees..................................      523,616         169,446
  Administration fees.......................................      337,011         163,590
  12b-1 fees - Class A......................................      339,314         177,331
  12b-1 fees - Class B......................................           16              16
  Shareholder service fees - Class A........................      339,314         177,331
  Fund accounting fees......................................       46,536          21,840
  Transfer agent fees.......................................       32,742          17,495
  Organization costs........................................        3,707           3,707
  Other.....................................................      151,270          72,325
                                                              -----------      ----------
    Total expenses before waivers/reimbursements............    1,773,526         803,081
    Less expenses waived/reimbursed.........................     (507,719)       (234,811)
                                                              -----------      ----------
    Net Expenses............................................    1,265,807         568,270
                                                              -----------      ----------
NET INVESTMENT INCOME.......................................    9,656,127       4,650,053
                                                              -----------      ----------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investment transactions....        2,063          (6,118)
                                                              -----------      ----------
NET REALIZED GAINS (LOSSES) ON INVESTMENTS..................        2,063          (6,118)
                                                              -----------      ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $ 9,658,190      $4,643,935
                                                              ===========      ==========

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 44

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
EQUITY FUND

                                                                   FOR THE              FOR THE
                                                               SIX MONTHS ENDED        YEAR ENDED
                                                                MARCH 31, 2001     SEPTEMBER 30, 2000
                                                               ----------------    ------------------
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income....................................      $    149,070         $    397,224
  Net realized gains on investment transactions............         6,159,135           44,008,880
  Net change in unrealized appreciation/depreciation of
    investments............................................       (44,624,901)         (25,025,452)
                                                                 ------------         ------------
  Change in net assets from operations.....................       (38,316,696)          19,380,652

DISTRIBUTIONS TO TRUST SHAREHOLDERS:
  From net investment income...............................          (163,696)            (395,812)
  In excess of net investment income.......................                --              (17,642)
  From net realized gain on investment.....................       (46,099,214)         (26,609,055)

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...............................              (581)              (1,412)
  In excess of net investment income.......................                --                  (63)
  From net realized gain on investment.....................          (445,459)            (354,406)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income...............................                (2)                  --
                                                                 ------------         ------------
  Total distributions to shareholders......................       (46,708,952)         (27,378,390)

CAPITAL TRANSACTIONS:
  Proceeds from shares issued..............................        23,925,342           67,864,034
  Dividends reinvested.....................................        44,772,101           16,877,777
  Cost of shares redeemed..................................       (53,919,648)         (57,290,758)
                                                                 ------------         ------------
  Change in net assets from share transactions.............        14,777,795           27,451,053
                                                                 ------------         ------------
  Change in net assets.....................................       (70,247,853)          19,453,315

NET ASSETS:
  Beginning of period......................................       210,315,693          190,862,378
                                                                 ------------         ------------
  End of period............................................      $140,067,840         $210,315,693
                                                                 ============         ============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
GLOBAL ASSET ALLOCATION FUND

                                                                   FOR THE              FOR THE
                                                               SIX MONTHS ENDED        YEAR ENDED
                                                                MARCH 31, 2001     SEPTEMBER 30, 2000
                                                               ----------------    ------------------
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income....................................      $    579,228         $  1,378,517
  Net realized gains (losses) on investments and foreign
    currency transactions..................................          (510,037)           3,633,191
  Net change in unrealized appreciation/depreciation of
    investments and foreign currency transactions..........       (12,697,310)           1,403,237
                                                                 ------------         ------------
  Change in net assets from operations.....................       (12,628,119)           6,414,945

DISTRIBUTIONS TO TRUST SHAREHOLDERS:
  From net investment income...............................        (1,247,724)          (1,421,498)
  From net realized gain on investment.....................        (3,376,734)          (2,829,905)

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...............................           (20,723)             (47,531)
  From net realized gain on investment.....................           (75,701)            (111,924)
                                                                 ------------         ------------
  Total distributions to shareholders......................        (4,720,882)          (4,410,858)

CAPITAL TRANSACTIONS:
  Proceeds from shares issued..............................        34,983,670            8,303,666
  Dividends reinvested.....................................         4,268,803            2,976,697
  Cost of shares redeemed..................................        (4,112,827)         (18,335,023)
                                                                 ------------         ------------
  Change in net assets from share transactions.............        35,139,646           (7,054,660)
                                                                 ------------         ------------
  Change in net assets.....................................        17,790,645           (5,050,573)

NET ASSETS:
  Beginning of period......................................        81,870,136           86,920,709
                                                                 ------------         ------------
  End of period............................................      $ 99,660,781         $ 81,870,136
                                                                 ============         ============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 46

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
INVESTMENT GRADE BOND FUND

                                                                   FOR THE              FOR THE
                                                               SIX MONTHS ENDED        YEAR ENDED
                                                                MARCH 31, 2001     SEPTEMBER 30, 2000
                                                               ----------------    ------------------
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income....................................      $  4,134,979         $  8,479,550
  Net realized gains (losses) on investment transactions...         1,124,192           (1,838,281)
  Net change in unrealized appreciation/depreciation of
    investments............................................         5,368,299            1,682,520
                                                                 ------------         ------------
  Change in net assets from operations.....................        10,627,470            8,323,789

DISTRIBUTIONS TO TRUST SHAREHOLDERS:
  From net investment income...............................        (4,090,839)          (8,321,599)

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...............................           (44,085)            (157,938)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income...............................               (73)                  --
                                                                 ------------         ------------
  Total distributions to shareholders......................        (4,134,997)          (8,479,537)

CAPITAL TRANSACTIONS:
  Proceeds from shares issued..............................        43,143,892           50,748,192
  Dividends reinvested.....................................         2,405,652            4,992,798
  Cost of shares redeemed..................................       (46,090,812)         (81,939,232)
                                                                 ------------         ------------
  Change in net assets from share transactions.............          (541,268)         (26,198,242)
                                                                 ------------         ------------
  Change in net assets.....................................         5,951,205          (26,353,990)

NET ASSETS:
  Beginning of period......................................       129,422,540          155,776,530
                                                                 ------------         ------------
  End of period............................................      $135,373,745         $129,422,540
                                                                 ============         ============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
PRIME MONEY MARKET FUND

                                                                   FOR THE              FOR THE
                                                               SIX MONTHS ENDED        YEAR ENDED
                                                                MARCH 31, 2001     SEPTEMBER 30, 2000
                                                               ----------------    ------------------
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income....................................     $   9,656,127       $    16,035,565
  Net realized gains (losses) on investment transactions...             2,063               (13,782)
                                                                -------------       ---------------
  Change in net assets from operations.....................         9,658,190            16,021,783

DISTRIBUTIONS TO TRUST SHAREHOLDERS:
  From net investment income...............................        (2,230,767)           (5,794,697)

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...............................        (7,425,296)          (10,240,867)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income...............................               (66)                   --
                                                                -------------       ---------------
  Total distributions to shareholders......................        (9,656,129)          (16,035,564)

CAPITAL TRANSACTIONS:
  Proceeds from shares issued..............................       778,832,244         1,425,941,553
  Dividends reinvested.....................................         1,249,578             1,887,556
  Cost of shares redeemed..................................      (778,831,150)       (1,324,064,410)
                                                                -------------       ---------------
  Change in net assets from share transactions.............         1,250,672           103,764,699
                                                                -------------       ---------------
  Change in net assets.....................................         1,252,733           103,750,918

NET ASSETS:
  Beginning of period......................................       354,562,262           250,811,344
                                                                -------------       ---------------
  End of period............................................     $ 355,814,995       $   354,562,262
                                                                =============       ===============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 48

EUREKA FUNDS                                 STATEMENTS OF CHANGES IN NET ASSETS
U.S. TREASURY OBLIGATIONS FUND

                                                                   FOR THE              FOR THE
                                                               SIX MONTHS ENDED        YEAR ENDED
                                                                MARCH 31, 2001     SEPTEMBER 30, 2000
                                                               ----------------    ------------------
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income....................................     $   4,650,053        $   6,492,612
  Net realized losses on investment transactions...........            (6,118)                (969)
                                                                -------------        -------------
  Change in net assets from operations.....................         4,643,935            6,491,643

DISTRIBUTIONS TO TRUST SHAREHOLDERS:
  From net investment income...............................          (776,624)          (1,742,323)

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income...............................        (3,873,363)          (4,750,289)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income...............................               (66)                  --
                                                                -------------        -------------
  Total distributions to shareholders......................        (4,650,053)          (6,492,612)

CAPITAL TRANSACTIONS:
  Proceeds from shares issued..............................       316,592,348          500,367,058
  Dividends reinvested.....................................            28,710               69,411
  Cost of shares redeemed..................................      (309,004,190)        (468,058,529)
                                                                -------------        -------------
  Change in net assets from share transactions.............         7,616,868           32,377,940
                                                                -------------        -------------
  Change in net assets.....................................         7,610,750           32,376,971

NET ASSETS:
  Beginning of period......................................       140,835,980          108,459,009
                                                                -------------        -------------
  End of period............................................     $ 148,446,730        $ 140,835,980
                                                                =============        =============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                   NOTES TO THE FINANCIAL STATEMENTS
(Unaudited)

NOTE 1 -- ORGANIZATION

Eureka Funds (the "Trust") was organized as a Massachusetts business trust on April 7, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. Sanwa Bank California ("Sanwa"), a wholly-owned subsidiary of The Sanwa Bank Limited, of Japan, acts as the Trust's investment adviser. BISYS Fund Services Limited Partnership ("BISYS"), a wholly-owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator and distributor. As of the date of this report, the Trust offered five managed investment portfolios for sale to the public. The accompanying financial statements and financial highlights are those of Eureka Equity Fund (the "Equity Fund"), Eureka Global Asset Allocation Fund (the "Global Fund"), Eureka Investment Grade Bond Fund (the "Bond Fund"), Eureka Prime Money Market Fund (the "Prime Fund"), Eureka U.S. Treasury Obligations Fund (the "U.S. Treasury Fund") (each a "Fund", and collectively, the "Funds"). BISYS deposited $20,000 into the account of each Fund prior to each Fund's commencement of operations.

The Funds' investment objectives are as follows:

       FUND                    OBJECTIVE
       ----                    ---------
Equity Fund          Seeks long-term capital
                     growth.
Global Fund          Seeks a balance of income and
                     long-term capital
                     appreciation.
Bond Fund            Seeks a high level of income,
                     consistent with preservation
                     of capital.
Prime Fund           Seeks current income
                     consistent with liquidity and
                     stability of principal.
U.S. Treasury Fund   Seeks current income
                     consistent with liquidity and
                     stability of principal.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The financial statements reflect all normal recurring adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.

SECURITIES VALUATION: Securities of the Prime and U.S. Treasury Funds (the "Money Market Funds") are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. Portfolio securities for which the principal market is a securities exchange will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at their latest bid quotations. If no such bid and asked prices are available, then the securities will be valued using good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees of the Eureka Funds; provided however, that before any such securities are purchased for the Equity Fund, the Global Fund or the Bond Fund, the Trustees of the Eureka Funds shall be notified and given the opportunity to establish appropriate methods of determining the fair market value of such securities.

Portfolio securities for which there is not a securities exchange will be valued at the mean between their latest bid and asked quotations in such principal market. If no such bid and asked prices are available, then the securities will be valued in good faith at their fair market values using methods determined by or under the supervision of the Board of Trustees of the Eureka Funds. Short-term debt investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Investments in securities of other mutual funds are valued at the redemption price. Securities for which market quotations are not readily available are valued at fair value determined in good faith under the general supervision of the Board of Trustees of the Eureka Funds.

STRIPPED SECURITIES: Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in
 50

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued

(Unaudited)

interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

REPURCHASE AGREEMENTS: The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

FOREIGN CURRENCY TRANSLATION: The Funds, other than the U.S. Treasury Fund, may invest in certain obligations or securities denominated in foreign currencies. The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Equity Fund, Global Fund, Bond Fund and Prime Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

FORWARD CURRENCY CONTRACTS: The Global Fund may use forward foreign currency exchange contracts. A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign currency transactions.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSES: Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. In addition, investors in Trust Shares will pay the expenses directly attributable to the Trust Shares as a class, and investors in Class A Shares will pay the expenses directly attributable to the Class A Shares as a class, and investors in Class B Shares will pay the expenses directly attributable to the Class B Shares as a class.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

ORGANIZATION COSTS: Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations. In the event that any of the

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued

(Unaudited)

initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from the Equity Fund's net investment income, if any, are declared and paid monthly. Distributions from the Global Fund's net investment income, if any, are declared and paid annually. Distributions from the Bond Funds' and the Money Market Funds' net investment income, if any, are declared daily and paid monthly. Net realized gains on portfolio securities, if any, are distributed at least annually by the Funds. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

NOTE 3 -- RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Sanwa. Under the terms of the Investment Advisory Agreement, Sanwa is entitled to receive a fee that is calculated daily and paid monthly based on a percentage of the average net assets of each Fund as follows:

               FUND                 ANNUAL RATE
               ----                 -----------
Equity Fund.......................     0.75%
Global Fund.......................     0.90%
Bond Fund.........................     0.60%
Prime Fund........................     0.30%
U.S. Treasury Fund................     0.20%

Sanwa has agreed to voluntarily reduce the amount of its investment advisory fee through the end of the Funds' initial fiscal year. For the six months ended March 31, 2001, Sanwa waived fees in the following amounts:

               FUND                 FEES WAIVED
               ----                 -----------
Equity Fund.......................   $ 61,642
Global Fund.......................   $ 27,879
Bond Fund.........................   $ 51,132
Prime Fund........................   $116,511
U.S. Treasury Fund................   $ 57,479

BISYS serves as the administrator for the Trust pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, BISYS is entitled to a fee computed at an annual rate, subject to a $75,000 per Fund annual minimum, of 0.20% of the Trust's average daily net assets up to $500 million, 0.185% of the next $500 million, and 0.175% for amounts in excess of $1 billion. For the six months ended March 31, 2001, BISYS waived the following amounts:

               FUND                 FEES WAIVED
               ----                 -----------
Prime Fund........................    $51,894

BISYS serves as the Trust's principal underwriter and distributor (the "Distributor"). The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") with the Trust with respect to Class A Shares and Class B Shares. This Plan is in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Funds will pay a monthly fee to the Distributor in an annual rate equal to 0.25% of the average daily net assets of Class A Shares of each Fund, and an annual rate equal to 1.00% of the average daily net assets of Class B Shares of each Fund. The Distributor may voluntarily choose to waive all or a portion of its fee. The Trust has also entered into a Service Plan with BISYS with respect to Class A Shares. Pursuant to the Service Plan, the Funds will pay to BISYS a fee at an annual rate not to exceed 0.25% of the average daily net assets of Class A Shares of each Fund. BISYS may periodically waive all or a portion of the fee with respect to a Fund. For the six months ended March 31, 2001, BISYS waived the following amounts:

                                     SERVICE PLAN
              FUND                   FEES WAIVED
              ----                   ------------
Equity Fund......................      $  1,990
Global Fund......................      $  2,233
Bond Fund........................      $  2,019
Prime Fund.......................      $339,314
U.S. Treasury Fund...............      $177,332

BISYS Fund Services, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc. serves as fund accountant and transfer and dividend disbursing agent of the Funds for which it receives fees, which are disclosed in the Statement of Operations.

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued

(Unaudited)

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

Each Fund offers three classes of shares: Trust Shares, Class A Shares and Class B Shares. Each share represents an equal proportionate interest in a Fund with other shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. The following is a summary of transactions in Fund shares for the six months ended March 31, 2001:

                    FOR THE SIX MONTHS ENDED MARCH 31, 2001

                                                                                   GLOBAL ASSET
                                                      EQUITY FUND                ALLOCATION FUND
                                               --------------------------    ------------------------
                                                 SHARES         AMOUNT        SHARES        AMOUNT
                                               ----------    ------------    ---------    -----------
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Shares issued..............................   2,886,005    $ 23,786,603    3,024,827    $34,865,242
  Dividends reinvested.......................   5,609,301      44,326,222      364,864      4,172,435
  Shares redeemed............................  (5,896,573)    (53,445,849)    (309,911)    (3,539,024)
                                               ----------    ------------    ---------    -----------
  Net change.................................   2,598,733    $ 14,666,976    3,079,780    $35,498,653
                                               ==========    ============    =========    ===========
CLASS A SHARES:
  Shares issued..............................      14,607    $    127,728        9,909    $   117,416
  Dividends reinvested.......................      56,786         445,879        8,454         96,368
  Shares redeemed............................     (53,876)       (473,799)     (50,805)      (573,803)
                                               ----------    ------------    ---------    -----------
  Net change.................................      17,517    $     99,808      (32,442)   $  (360,019)
                                               ==========    ============    =========    ===========
CLASS B SHARES:
  Shares issued..............................       1,594    $     11,011           88    $     1,012
  Dividends reinvested.......................          --              --           --             --
  Shares redeemed............................          --              --           --             --
                                               ----------    ------------    ---------    -----------
  Net change.................................       1,594    $     11,011           88    $     1,012
                                               ==========    ============    =========    ===========

                                  INVESTMENT GRADE                PRIME MONEY                   U.S. TREASURY
                                      BOND FUND                   MARKET FUND                  OBLIGATIONS FUND
                              -------------------------   ----------------------------   ----------------------------
                                SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                              ----------   ------------   ------------   -------------   ------------   -------------
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Shares issued.............   4,481,653   $ 43,093,306    145,967,924   $ 145,967,924     49,289,196   $  49,289,196
  Dividends reinvested......     242,621      2,358,894        686,388         686,388          9,615           9,615
  Shares redeemed...........  (4,634,353)   (45,500,993)  (157,480,387)   (157,480,387)   (33,373,203)    (33,373,203)
                              ----------   ------------   ------------   -------------   ------------   -------------
  Net change................      89,921   $    (48,793)   (10,826,075)  $ (10,826,075)    15,925,608   $  15,925,608
                              ==========   ============   ============   =============   ============   =============
CLASS A SHARES:
  Shares issued.............       4,148   $     40,576    632,854,310   $ 632,854,310    267,293,142   $ 267,293,142
  Dividends reinvested......       4,806         46,722        563,159         563,159         19,064          19,064
  Shares redeemed...........     (60,428)      (589,810)  (621,350,763)   (621,350,763)  (275,630,987)   (275,630,987)
                              ----------   ------------   ------------   -------------   ------------   -------------
  Net change................     (51,474)  $   (502,512)    12,066,706   $  12,066,706     (8,318,781)  $  (8,318,781)
                              ==========   ============   ============   =============   ============   =============
CLASS B SHARES:
  Shares issued.............       1,007   $     10,010         10,010   $      10,010         10,010   $      10,010
  Dividends reinvested......           4             36             31              31             31              31
  Shares redeemed...........          --             (9)            --              --             --              --
                              ----------   ------------   ------------   -------------   ------------   -------------
  Net change................       1,011   $     10,037         10,041   $      10,041         10,041   $      10,041
                              ==========   ============   ============   =============   ============   =============

EUREKA FUNDS                        NOTES TO THE FINANCIAL STATEMENTS--continued

(Unaudited)

                     FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                                                                   GLOBAL ASSET
                                                     EQUITY FUND                 ALLOCATION FUND
                                              --------------------------    --------------------------
                                                SHARES         AMOUNT         SHARES         AMOUNT
                                              ----------    ------------    ----------    ------------
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Shares issued.............................   5,692,679    $ 66,873,307       595,231    $  7,356,896
  Dividends reinvested......................   1,438,087      16,521,647       227,580       2,817,458
  Shares redeemed...........................  (4,715,913)    (55,373,446)   (1,249,279)    (15,390,211)
                                              ----------    ------------    ----------    ------------
  Net change................................   2,414,853    $ 28,021,508      (426,468)   $ (5,215,857)
                                              ==========    ============    ==========    ============
CLASS A SHARES:
  Shares issued.............................      84,517    $    990,727        77,148    $    946,770
  Dividends reinvested......................      31,119         356,130        12,912         159,239
  Shares redeemed...........................    (164,103)     (1,917,312)     (239,778)     (2,944,812)
                                              ----------    ------------    ----------    ------------
  Net change................................     (48,467)   $   (570,455)     (149,718)   $ (1,838,803)
                                              ==========    ============    ==========    ============

                                INVESTMENT GRADE                 PRIME MONEY                    U.S. TREASURY
                                    BOND FUND                    MARKET FUND                   OBLIGATIONS FUND
                            -------------------------   ------------------------------   ----------------------------
                              SHARES        AMOUNT         SHARES           AMOUNT          SHARES         AMOUNT
                            ----------   ------------   -------------   --------------   ------------   -------------
CAPITAL TRANSACTIONS:
TRUST SHARES:
  Shares issued...........   5,266,085   $ 49,592,314     333,765,473   $  333,765,473     99,421,666   $  99,421,666
  Dividends reinvested....     515,746      4,832,441       1,236,124        1,236,124         25,700          25,700
  Shares redeemed.........  (8,414,810)   (78,789,508)   (482,231,035)    (482,231,035)  (186,055,605)   (186,055,605)
                            ----------   ------------   -------------   --------------   ------------   -------------
  Net change..............  (2,632,979)  $(24,364,753)   (147,229,438)  $ (147,229,438)   (86,608,239)  $ (86,608,239)
                            ==========   ============   =============   ==============   ============   =============
CLASS A SHARES:
  Shares issued...........     123,365   $  1,155,878   1,092,176,080   $1,092,176,080    400,945,392   $ 400,945,392
  Dividends reinvested....      17,072        160,357         651,432          651,432         43,711          43,711
  Shares redeemed.........    (335,302)    (3,149,724)   (841,833,375)    (841,833,375)  (282,002,924)   (282,002,924)
                            ----------   ------------   -------------   --------------   ------------   -------------
  Net change..............    (194,865)  $ (1,833,489)    250,994,137   $  250,994,137    118,986,179   $ 118,986,179
                            ==========   ============   =============   ==============   ============   =============

NOTE 5 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended March 31, 2001 were as follows:

                                                               PURCHASES       SALES
                                                              -----------   ------------
Equity Fund.................................................  $80,990,654   $110,273,031
Global Fund.................................................  $46,961,192   $ 16,204,786
Bond Fund...................................................  $45,693,249   $ 47,297,713

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
EQUITY FUND

                                                                TRUST SHARES
                               -------------------------------------------------------------------------------
                                   FOR THE           FOR THE YEAR         FOR THE YEAR      NOVEMBER 1, 1997*
                               SIX MONTHS ENDED         ENDED                ENDED               THROUGH
                                MARCH 31, 2001    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
                               ----------------   ------------------   ------------------   ------------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $  11.53            $  12.03             $  10.96             $  10.00
                                   --------            --------             --------             --------
INVESTMENT ACTIVITIES:
  Net investment income......          0.01                0.02                 0.04                 0.05
  Net realized and unrealized
    gain (loss) on
    investments..............         (1.96)               1.20                 2.56                 0.96
                                   --------            --------             --------             --------
Total from Investment
  Activities.................         (1.95)               1.22                 2.60                 1.01
                                   --------            --------             --------             --------

LESS DISTRIBUTIONS FROM:
  Net investment income......         (0.01)              (0.02)               (0.04)               (0.05)
  Net realized gains.........         (2.85)              (1.70)               (1.49)                  --
                                   --------            --------             --------             --------
    Total Distributions......         (2.86)              (1.72)               (1.53)               (0.05)
                                   --------            --------             --------             --------
Net change in net asset value
  per share..................         (4.81)              (0.50)                1.07                 0.96
                                   --------            --------             --------             --------
NET ASSET VALUE, END OF
  PERIOD.....................      $   6.72            $  11.53             $  12.03             $  10.96
                                   ========            ========             ========             ========
TOTAL RETURN.................        (20.61)%(a)          10.26%               24.72%               10.08%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).................      $138,814            $208,379             $188,259             $170,652
Ratios to average net assets:
  Expenses...................          1.00%(b)            0.96%                0.99%                1.03%(b)
  Net investment income......          0.17%(b)            0.20%                0.32%                0.47%(b)
  Expenses (c)...............          1.07%(b)            1.06%                1.09%                1.13%(b)
Portfolio Turnover Rate
  (d)........................            46%                 84%                  46%                  57%

---------------

 * Commencement of operations.

(a) Not annualized.

(b) Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
EQUITY FUND

                                                               CLASS A SHARES
                               -------------------------------------------------------------------------------
                                   FOR THE           FOR THE YEAR         FOR THE YEAR      FEBRUARY 3, 1998*
                               SIX MONTHS ENDED         ENDED                ENDED               THROUGH
                                MARCH 31, 2001    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
                               ----------------   ------------------   ------------------   ------------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $ 11.48              $11.99               $10.94               $10.87
                                   -------              ------               ------               ------
INVESTMENT ACTIVITIES:
  Net investment income......           --               (0.01)                0.01                 0.02
  Net realized and unrealized
    gain (loss) on
    investments..............        (1.96)               1.21                 2.55                 0.07
                                   -------              ------               ------               ------
Total from Investment
  Activities.................        (1.96)               1.20                 2.56                 0.09
                                   -------              ------               ------               ------

LESS DISTRIBUTIONS FROM:
  Net investment income......           --(a)            (0.01)               (0.01)               (0.02)
  In excess of net investment
    income...................           --                  --                (0.01)                  --
  Net realized gains.........        (2.85)              (1.70)               (1.49)                  --
                                   -------              ------               ------               ------
    Total Distributions......        (2.85)              (1.71)               (1.51)               (0.02)
                                   -------              ------               ------               ------
Net change in net asset value
  per share..................        (4.81)              (0.51)                1.05                 0.07
                                   -------              ------               ------               ------
NET ASSET VALUE, END OF
  PERIOD.....................      $  6.67              $11.48               $11.99               $10.94
                                   =======              ======               ======               ======
TOTAL RETURN (b).............       (20.78)%(c)          10.04%               24.34%                0.83%(c)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).................      $ 1,243              $1,937               $2,604               $1,287
Ratios to average net assets:
  Expenses...................         1.25%(d)            1.21%                1.23%                1.28%(d)
  Net investment income......        (0.08)%(d)          (0.05)%               0.08%                0.13%(d)
  Expenses (e)...............         1.57%(d)            1.56%                1.58%                1.63%(d)
Portfolio Turnover Rate
  (f)........................           46%                 84%                  46%                  57%

---------------

 * Commencement of operations.

(a) Distribution per share was less than $0.005.

(b) Total return excludes sales charges.

(c) Not annualized.

(d) Annualized.

(e) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 56

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
EQUITY FUND

                                                               CLASS B SHARES
                                                              -----------------
                                                              FEBRUARY 2, 2001*
                                                                   THROUGH
                                                               MARCH 31, 2001
                                                              -----------------
                                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $  8.07
                                                                   -------
INVESTMENT ACTIVITIES:
  Net realized and unrealized loss on investments...........         (1.40)
                                                                   -------

LESS DISTRIBUTIONS FROM:
  Net investment income.....................................            --(a)
                                                                   -------
Net change in net asset value per share.....................         (1.40)
                                                                   -------
NET ASSET VALUE, END OF PERIOD..............................       $  6.67
                                                                   =======
TOTAL RETURN (b)............................................        (20.95)%(c)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in thousands)....................       $    11
Ratios to average net assets:
  Expenses..................................................          2.07%(d)
  Net investment income.....................................         (0.76)%(d)
Portfolio Turnover Rate (e).................................            46%

---------------

* Commencement of operations.

(a) Distribution per share was less than $0.005.

(b) Total return excludes sales charges.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
GLOBAL ASSET ALLOCATION FUND

                                                                TRUST SHARES
                               -------------------------------------------------------------------------------
                                   FOR THE           FOR THE YEAR         FOR THE YEAR      NOVEMBER 1, 1997*
                               SIX MONTHS ENDED         ENDED                ENDED               THROUGH
                                MARCH 31, 2001    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
                               ----------------   ------------------   ------------------   ------------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $ 12.25             $ 11.97              $ 10.51              $ 10.00
                                   -------             -------              -------              -------
INVESTMENT ACTIVITIES:
  Net investment income......         0.04                0.20                 0.17                 0.15
  Net realized and unrealized
    gain (loss) on
    investments..............        (1.41)               0.69                 1.51                 0.38
                                   -------             -------              -------              -------
Total from Investment
  Activities.................        (1.37)               0.89                 1.68                 0.53
                                   -------             -------              -------              -------

LESS DISTRIBUTIONS FROM:
  Net investment income......        (0.17)              (0.20)               (0.15)               (0.02)
  Net realized gains.........        (0.47)              (0.41)               (0.07)                  --
                                   -------             -------              -------              -------
    Total Distributions......        (0.64)              (0.61)               (0.22)               (0.02)
                                   -------             -------              -------              -------
Net change in net asset value
  per share..................        (2.01)               0.28                 1.46                 0.51
                                   -------             -------              -------              -------
NET ASSET VALUE, END OF
  PERIOD.....................      $ 10.24             $ 12.25              $ 11.97              $ 10.51
                                   =======             =======              =======              =======
TOTAL RETURN.................       (11.66)%(a)           7.43%               16.09%                5.34%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).................      $98,258             $79,801              $83,111              $66,793
Ratios to average net assets:
  Expenses...................         1.30%(b)            1.24%                1.30%                1.44%(b)
  Net investment income......         1.04%(b)            1.60%                1.51%                1.53%(b)
  Expenses (c)...............         1.37%(b)            1.34%                1.40%                1.54%(b)
Portfolio Turnover Rate
  (d)........................           19%                 28%                  29%                  35%

---------------

* Commencement of operations.

(a) Not annualized.

(b) Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 58

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
GLOBAL ASSET ALLOCATION FUND

                                                               CLASS A SHARES
                               -------------------------------------------------------------------------------
                                   FOR THE           FOR THE YEAR         FOR THE YEAR      FEBRUARY 3, 1998*
                               SIX MONTHS ENDED         ENDED                ENDED               THROUGH
                                MARCH 31, 2001    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
                               ----------------   ------------------   ------------------   ------------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $ 12.21              $11.93               $10.49               $10.31
                                   -------              ------               ------               ------
INVESTMENT ACTIVITIES:
  Net investment income......         0.05                0.17                 0.14                 0.05
  Net realized and unrealized
    gain (loss) on
    investments..............        (1.43)               0.69                 1.51                 0.13
                                   -------              ------               ------               ------
Total from Investment
  Activities.................        (1.38)               0.86                 1.65                 0.18
                                   -------              ------               ------               ------

LESS DISTRIBUTIONS FROM:
  Net investment income......        (0.13)              (0.17)               (0.14)                  --
  Net realized gains.........        (0.47)              (0.41)               (0.07)                  --
                                   -------              ------               ------               ------
    Total Distributions......        (0.60)              (0.58)               (0.21)                  --
                                   -------              ------               ------               ------
Net change in net asset value
  per share..................        (1.98)               0.28                 1.44                 0.18
                                   -------              ------               ------               ------
NET ASSET VALUE, END OF
  PERIOD.....................      $ 10.23              $12.21               $11.93               $10.49
                                   =======              ======               ======               ======
TOTAL RETURN (a).............       (11.75)%(b)           7.18%               15.81%                1.75%(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).................      $ 1,402              $2,069               $3,810               $1,775
Ratios to average net assets:
  Expenses...................         1.55%(c)            1.49%                1.53%                1.73%(c)
  Net investment income......         0.82%(c)            1.35%                1.33%                1.27%(c)
  Expenses (d)...............         1.87%(c)            1.84%                1.88%                2.08%(c)
Portfolio Turnover Rate
  (e)........................           19%                 28%                  29%                  35%

---------------

* Commencement of operations.

(a) Total return excludes sales charges.

(b) Not annualized.

(c) Annualized.

(d) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
GLOBAL ASSET ALLOCATION FUND

                                                               CLASS B SHARES
                                                              -----------------
                                                              FEBRUARY 2, 2001*
                                                                   THROUGH
                                                               MARCH 31, 2001
                                                              -----------------
                                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 11.49
                                                                   -------
INVESTMENT ACTIVITIES:
  Net investment income.....................................         (0.01)
  Net realized and unrealized loss on investments...........         (1.25)
                                                                   -------
Net change in net asset value per share.....................         (1.26)
                                                                   -------
NET ASSET VALUE, END OF PERIOD..............................       $ 10.23
                                                                   =======
TOTAL RETURN (a)............................................        (11.96)%(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in thousands)....................       $     1
Ratios to average net assets:
  Expenses..................................................          2.37%(c)
  Net investment income.....................................         (0.36)%(c)
Portfolio Turnover Rate (d).................................            19%

---------------

* Commencement of operations.

(a) Total return excludes sales charges.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 60

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
INVESTMENT GRADE BOND FUND

                                                                TRUST SHARES
                               -------------------------------------------------------------------------------
                                   FOR THE           FOR THE YEAR         FOR THE YEAR      NOVEMBER 1, 1997*
                               SIX MONTHS ENDED         ENDED                ENDED               THROUGH
                                MARCH 31, 2001    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
                               ----------------   ------------------   ------------------   ------------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $   9.53            $   9.49             $  10.40             $  10.00
                                   --------            --------             --------             --------
INVESTMENT ACTIVITIES:
  Net investment income......          0.28                0.55                 0.53                 0.50
  Net realized and unrealized
    gain (loss) on
    investments..............          0.40                0.04                (0.67)                0.40
                                   --------            --------             --------             --------
Total from Investment
  Activities.................          0.68                0.59                (0.14)                0.90
                                   --------            --------             --------             --------

LESS DISTRIBUTIONS FROM:
  Net investment income......         (0.28)              (0.55)               (0.53)               (0.50)
  Net realized gains.........            --                  --                (0.21)                  --
  In excess of net realized
    gains....................            --                  --                (0.03)                  --
                                   --------            --------             --------             --------
    Total Distributions......         (0.28)              (0.55)               (0.77)               (0.50)
                                   --------            --------             --------             --------
Net change in net asset value
  per share..................          0.40                0.04                (0.91)                0.40
                                   --------            --------             --------             --------
NET ASSET VALUE, END OF
  PERIOD.....................      $   9.93            $   9.53             $   9.49             $  10.40
                                   ========            ========             ========             ========
TOTAL RETURN.................          7.17%(a)            6.48%               (1.36)%               9.31%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).................      $133,975            $127,599             $152,106             $145,194
Ratios to average net assets:
  Expenses...................          0.86%(b)            0.84%                0.87%                0.90%(b)
  Net investment income......          5.68%(b)            5.86%                5.43%                5.46%(b)
  Expenses (c)...............          0.93%(b)            0.94%                0.97%                1.00%(b)
Portfolio Turnover Rate
  (d)........................            33%                 58%                  52%                  54%

---------------

* Commencement of operations.

(a) Not annualized.

(b) Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
INVESTMENT GRADE BOND FUND

                                                               CLASS A SHARES
                               -------------------------------------------------------------------------------
                                   FOR THE           FOR THE YEAR         FOR THE YEAR      FEBRUARY 3, 1998*
                               SIX MONTHS ENDED         ENDED                ENDED               THROUGH
                                MARCH 31, 2001    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
                               ----------------   ------------------   ------------------   ------------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................       $ 9.55              $ 9.51               $10.42               $10.10
                                    ------              ------               ------               ------
INVESTMENT ACTIVITIES:
  Net investment income......         0.26                0.53                 0.51                 0.36
  Net realized and unrealized
    gain (loss) on
    investments..............         0.40                0.04                (0.67)                0.32
                                    ------              ------               ------               ------
Total from Investment
  Activities.................         0.66                0.57                (0.16)                0.68
                                    ------              ------               ------               ------

LESS DISTRIBUTIONS FROM:
  Net investment income......        (0.26)              (0.53)               (0.51)               (0.36)
  Net realized gains.........           --                  --                (0.03)                  --
  In excess of net realized
    gains....................           --                  --                (0.21)                  --
                                    ------              ------               ------               ------
    Total Distributions......        (0.26)              (0.53)               (0.75)               (0.36)
                                    ------              ------               ------               ------
Net change in net asset value
  per share..................         0.40                0.04                (0.91)                0.32
                                    ------              ------               ------               ------
NET ASSET VALUE, END OF
  PERIOD.....................       $ 9.95              $ 9.55               $ 9.51               $10.42
                                    ======              ======               ======               ======
TOTAL RETURN (a).............         7.02%(b)            6.20%               (1.58)%               6.89%(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).................       $1,389              $1,824               $3,670               $1,272
Ratios to average net assets:
  Expenses...................         1.11%(c)            1.09%                1.10%                1.14%(c)
  Net investment income......         5.46%(c)            5.61%                5.18%                4.99%(c)
  Expenses (d)...............         1.43%(c)            1.44%                1.45%                1.49%(c)
Portfolio Turnover Rate
  (e)........................           33%                 58%                  52%                  54%

---------------

 * Commencement of operations.

(a) Total return excludes sales charges.

(b) Not annualized.

(c) Annualized.

(d) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 62

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
INVESTMENT GRADE BOND FUND

                                                               CLASS B SHARES
                                                              -----------------
                                                              FEBRUARY 2, 2001*
                                                                   THROUGH
                                                               MARCH 31, 2001
                                                              -----------------
                                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 9.94
                                                                   ------
INVESTMENT ACTIVITIES:
  Net investment income.....................................         0.07
  Net realized and unrealized gain on investments...........         0.01
                                                                   ------
Total from Investment Activities............................         0.08
                                                                   ------

LESS DISTRIBUTIONS FROM:
  Net investment income.....................................        (0.07)
                                                                   ------
    Total Distributions.....................................        (0.07)
                                                                   ------
Net change in net asset value per share.....................         0.01
                                                                   ------
NET ASSET VALUE, END OF PERIOD..............................       $ 9.95
                                                                   ======
TOTAL RETURN (a)............................................         6.17%(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in thousands)....................       $   10
Ratios to average net assets:
  Expenses..................................................         1.93%(c)
  Net investment income.....................................         4.69%(c)
Portfolio Turnover Rate (d).................................           33%

---------------

* Commencement of operations.

(a) Total return excludes sales charges.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
PRIME MONEY MARKET FUND

                                                                TRUST SHARES
                               -------------------------------------------------------------------------------
                                   FOR THE           FOR THE YEAR         FOR THE YEAR      NOVEMBER 1, 1997*
                               SIX MONTHS ENDED         ENDED                ENDED               THROUGH
                                MARCH 31, 2001    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
                               ----------------   ------------------   ------------------   ------------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $  1.00             $  1.00              $   1.00             $   1.00
                                   -------             -------              --------             --------
INVESTMENT ACTIVITIES:
  Net investment income......         0.03                0.06                  0.05                 0.05
                                   -------             -------              --------             --------
Total from Investment
  Activities.................         0.03                0.06                  0.05                 0.05
                                   -------             -------              --------             --------

LESS DISTRIBUTIONS FROM:
  Net investment income......        (0.03)              (0.06)                (0.05)               (0.05)
                                   -------             -------              --------             --------
    Total Distributions......        (0.03)              (0.06)                (0.05)               (0.05)
                                   -------             -------              --------             --------
Net change in net asset value
  per share..................           --                  --                    --                   --
                                   -------             -------              --------             --------
NET ASSET VALUE, END OF
  PERIOD.....................      $  1.00             $  1.00              $   1.00             $   1.00
                                   =======             =======              ========             ========
TOTAL RETURN.................         2.89%(a)            5.82%                 4.74%                4.84%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).................      $63,524             $74,350              $221,565             $144,806
Ratios to average net assets:
  Expenses...................         0.53%(b)            0.46%                 0.51%                0.49%(b)
  Net investment income......         5.75%(b)            5.56%                 4.64%                5.17%(b)
  Expenses (c)...............         0.63%(b)            0.63%                 0.67%                0.69%(b)

---------------

 * Commencement of operations.

(a) Not annualized.

(b) Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 64

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
PRIME MONEY MARKET FUND

                                                               CLASS A SHARES
                               -------------------------------------------------------------------------------
                                   FOR THE           FOR THE YEAR         FOR THE YEAR      FEBRUARY 3, 1998*
                               SIX MONTHS ENDED         ENDED                ENDED               THROUGH
                                MARCH 31, 2001    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
                               ----------------   ------------------   ------------------   ------------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $   1.00            $   1.00             $  1.00               $ 1.00
                                   --------            --------             -------               ------
INVESTMENT ACTIVITIES:
  Net investment income......          0.03                0.05                0.04                 0.03
                                   --------            --------             -------               ------
Total from Investment
  Activities.................          0.03                0.05                0.04                 0.03
                                   --------            --------             -------               ------

LESS DISTRIBUTIONS FROM:
  Net investment income......         (0.03)              (0.05)              (0.04)               (0.03)
                                   --------            --------             -------               ------
    Total Distributions......         (0.03)              (0.05)              (0.04)               (0.03)
                                   --------            --------             -------               ------
Net change in net asset value
  per share..................            --                  --                  --                   --
                                   --------            --------             -------               ------
NET ASSET VALUE, END OF
  PERIOD.....................      $   1.00            $   1.00             $  1.00               $ 1.00
                                   ========            ========             =======               ======
TOTAL RETURN.................          2.77%(a)            5.56%               4.48%                2.93%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).................      $292,281            $280,212             $29,246               $8,514
Ratios to average net assets:
  Expenses...................          0.78%(b)            0.71%               0.76%                0.75%(b)
  Net investment income......          5.47%(b)            5.54%               4.42%                4.88%(b)
  Expenses (c)...............          1.13%(b)            1.13%               1.17%                1.20%(b)

---------------

* Commencement of operations.

(a) Not annualized.

(b) Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
PRIME MONEY MARKET FUND

                                                               CLASS B SHARES
                                                              -----------------
                                                              FEBRUARY 1, 2001*
                                                                   THROUGH
                                                               MARCH 31, 2001
                                                              -----------------
                                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 1.00
                                                                   ------
INVESTMENT ACTIVITIES:
  Net investment income.....................................         0.02
                                                                   ------
Total from Investment Activities............................         0.02
                                                                   ------

LESS DISTRIBUTIONS FROM:
  Net investment income.....................................        (0.02)
                                                                   ------
    Total Distributions.....................................        (0.02)
                                                                   ------
Net change in net asset value per share.....................           --
                                                                   ------
NET ASSET VALUE, END OF PERIOD..............................       $ 1.00
                                                                   ======
TOTAL RETURN (a)............................................         2.39%(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in thousands)....................       $   10
Ratios to average net assets:
  Expenses..................................................         1.63%(c)
  Net investment income.....................................         4.04%(c)

---------------

* Commencement of operations.

(a) Total return excludes sales charges.

(b) Not annualized.

(c) Annualized.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 66

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
U.S. TREASURY OBLIGATIONS FUND

                                                                TRUST SHARES
                               -------------------------------------------------------------------------------
                                   FOR THE           FOR THE YEAR         FOR THE YEAR      NOVEMBER 1, 1997*
                               SIX MONTHS ENDED         ENDED                ENDED               THROUGH
                                MARCH 31, 2001    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
                               ----------------   ------------------   ------------------   ------------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $  1.00             $  1.00              $   1.00             $   1.00
                                   -------             -------              --------             --------
INVESTMENT ACTIVITIES:
  Net investment income......         0.03                0.05                  0.04                 0.05
                                   -------             -------              --------             --------
Total from Investment
  Activities.................         0.03                0.05                  0.04                 0.05
                                   -------             -------              --------             --------

LESS DISTRIBUTIONS FROM:
  Net investment income......        (0.03)              (0.05)                (0.04)               (0.05)
                                   -------             -------              --------             --------
    Total Distributions......        (0.03)              (0.05)                (0.04)               (0.05)
                                   -------             -------              --------             --------
Net change in net asset value
  per share..................           --                  --                    --                   --
                                   -------             -------              --------             --------
NET ASSET VALUE, END OF
  PERIOD.....................      $  1.00             $  1.00              $   1.00             $   1.00
                                   =======             =======              ========             ========
TOTAL RETURN.................         2.87%(a)            5.53%                 4.52%                4.70%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).................      $33,873             $17,948              $104,553             $101,300
Ratios to average net assets:
  Expenses...................         0.47%(b)            0.45%                 0.46%                0.47%(b)
  Net investment income......         5.63%(b)            5.15%                 4.42%                5.08%(b)
  Expenses (c)...............         0.54%(b)            0.55%                 0.56%                0.61%(b)

---------------

* Commencement of operations.

(a) Not annualized.

(b) Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
U.S. TREASURY OBLIGATIONS FUND

                                                               CLASS A SHARES
                               -------------------------------------------------------------------------------
                                   FOR THE           FOR THE YEAR         FOR THE YEAR      FEBRUARY 3, 1998*
                               SIX MONTHS ENDED         ENDED                ENDED               THROUGH
                                MARCH 31, 2001    SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
                               ----------------   ------------------   ------------------   ------------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $   1.00            $   1.00              $ 1.00               $ 1.00
                                   --------            --------              ------               ------
INVESTMENT ACTIVITIES:
  Net investment income......          0.03                0.05                0.04                 0.03
                                   --------            --------              ------               ------
Total from Investment
  Activities.................          0.03                0.05                0.04                 0.03
                                   --------            --------              ------               ------

LESS DISTRIBUTIONS FROM:
  Net investment income......         (0.03)              (0.05)              (0.04)               (0.03)
                                   --------            --------              ------               ------
    Total Distributions......         (0.03)              (0.05)              (0.04)               (0.03)
                                   --------            --------              ------               ------
Net change in net asset value
  per share..................            --                  --                  --                   --
                                   --------            --------              ------               ------
NET ASSET VALUE, END OF
  PERIOD.....................      $   1.00            $   1.00              $ 1.00               $ 1.00
                                   ========            ========              ======               ======
TOTAL RETURN.................          2.75%(a)            5.26%               4.26%                3.02%(a)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in
  thousands).................      $114,564            $122,888              $3,906               $  720
Ratios to average net assets:
  Expenses...................          0.72%(b)            0.70%               0.70%                0.72%(b)
  Net investment income......          5.46%(b)            5.24%               4.25%                4.76%(b)
  Expenses (c)...............          1.04%(b)            1.05%               1.06%                1.10%(b)

---------------

 * Commencement of operations.

(a) Not annualized.

(b) Annualized.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.
 68

EUREKA FUNDS                                                FINANCIAL HIGHLIGHTS
U.S. TREASURY OBLIGATIONS FUND

                                                               CLASS B SHARES
                                                              -----------------
                                                              FEBRUARY 1, 2001*
                                                                   THROUGH
                                                               MARCH 31, 2001
                                                              -----------------
                                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 1.00
                                                                   ------
INVESTMENT ACTIVITIES:
  Net investment income.....................................         0.02
                                                                   ------
Total from Investment Activities............................         0.02
                                                                   ------

LESS DISTRIBUTIONS FROM:
  Net investment income.....................................        (0.02)
                                                                   ------
    Total Distributions.....................................        (0.02)
                                                                   ------
Net change in net asset value per share.....................           --
                                                                   ------
NET ASSET VALUE, END OF PERIOD..............................       $ 1.00
                                                                   ======
TOTAL RETURN (a)............................................         2.36%(b)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of period (in thousands)....................       $   10
Ratios to average net assets:
  Expenses..................................................         1.54%(c)
  Net investment income.....................................         4.09%(c)

---------------

* Commencement of operations.

(a) Total return excludes sales charges.

(b) Not annualized.

(c) Annualized.

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES AND OFFICERS                                       INVESTMENT ADVISER
                                                            Sanwa Bank California
Larry Layne                                                 Investment Management Department
Chairman of the Board                                       601 S. Figueroa Street
                                                            Los Angeles, California 90017
Takashi Muraoka
Trustee                                                     ADMINISTRATOR AND DISTRIBUTOR
                                                            BISYS Fund Services
Walter F. Beran                                             3435 Stelzer Road
Trustee                                                     Columbus, Ohio 43219

David L. Buell                                              LEGAL COUNSEL
Trustee                                                     Ropes & Gray
                                                            One Franklin Square
Donald H. Livingstone                                       1301 K Street, N.W.
Trustee                                                     Suite 800 East
                                                            Washington, DC 20005
Irimga McKay
President                                                   TRANSFER AGENT
                                                            BISYS Fund Services, Inc.
Sandra Souter                                               3435 Stelzer Road
Vice President                                              Columbus, Ohio 43219

Greg Maddox                                                 AUDITORS
Vice President                                              Ernst & Young, LLP
                                                            1100 Huntington Center
Martin R. Dean                                              41 South High Street
Secretary                                                   Columbus, Ohio 43215

Alaina V. Metz                                              CUSTODIAN
Assistant Secretary                                         The Bank of New York
                                                            100 Church Street
Frank M. Deutchki                                           New York, NY 10286
Treasurer

This material is authorized for distribution to prospective investors only when accompanied or preceded by a current prospectus. Please read the prospectus carefully before investing or sending money.

The Eureka Funds are distributed by BISYS Fund Services. Sanwa Bank California is the investment adviser to the Funds and receives fees for those services.

EUR-0034-301